First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.4%
	Belgium — 5.8%
156,472	Ageas S.A./N.V.	$8,330,442
224,928	Proximus S.A., DP	4,454,210
		12,784,652

	Finland — 5.7%
241,665	Fortum OYJ	5,815,997
192,559	Nokian Renkaat OYJ	6,779,567
		12,595,564

	France — 11.4%
43,315	Covivio	3,987,179
288,620	Klepierre S.A.	6,484,139
157,861	Publicis Groupe S.A.	7,860,555
155,976	TOTAL SE	6,726,307
		25,058,180

	Germany — 25.4%
20,576	Allianz SE	5,044,899
349,451	alstria office REIT-AG	6,318,183
98,543	BASF SE	7,791,274
138,574	Bayerische Motoren Werke AG (Preference Shares)	9,344,692
168,886	Deutsche Post AG	8,355,893
171,626	Evonik Industries AG	5,593,879
101,740	Porsche Automobil Holding SE (Preference Shares)	7,009,951
199,390	TAG Immobilien AG	6,308,808
		55,767,579

	Italy — 9.0%
288,507	Assicurazioni Generali S.p.A.	5,025,972
997,698	Snam S.p.A.	5,607,839
17,428,649	Telecom Italia S.p.A.	9,023,372
		19,657,183

	Netherlands — 4.5%
229,196	NN Group N.V.	9,948,244

	Switzerland — 15.3%
118,795	LafargeHolcim Ltd.	6,524,131
15,793	Swiss Life Holding AG	7,356,866
50,651	Swiss Re AG	4,768,162
740,775	UBS Group AG	10,434,276
10,727	Zurich Insurance Group AG	4,525,623
		33,609,058

	United Kingdom — 22.3%
267,618	GlaxoSmithKline PLC	4,911,295
3,795,173	Legal & General Group PLC	13,815,538
590,459	Royal Dutch Shell PLC, Class B	10,169,079
356,001	SSE PLC	7,302,485
3,321,846	Standard Life Aberdeen PLC	12,778,427
		48,976,824

Shares	Description	Value

	Total Common Stocks — 99.4%	$218,397,284
	(Cost $190,075,247)

	Money Market Funds — 0.0%
15,992	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	15,992
	(Cost $15,992)

	Total Investments — 99.4%	218,413,276
	(Cost $190,091,239) (c)
	Net Other Assets and Liabilities — 0.6%	1,267,407
	Net Assets — 100.0%	$219,680,683

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Rate shown reflects yield as of December 31, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $40,696,597 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,374,560. The net unrealized appreciation was $28,322,037.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$218,397,284	$—	$—
Money Market Funds	15,992	—	—
Total Investments	$218,413,276	$—	$—

* See Portfolio of Investments for country breakout.

First Trust STOXX® European Select Dividend Index Fund (FDD)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Financials	37.6%
Consumer Discretionary	10.6
Real Estate	10.6
Communication Services	9.8
Materials	9.1
Utilities	8.6
Energy	7.7
Industrials	3.8
Health Care	2.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	62.2%
British Pound Sterling	22.4
Swiss Franc	15.4
United States Dollar	0.0 *
Total	100.0%

* Amount is less than 0.1%

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.2%
	Australia — 3.7%
196,196	BGP Holdings PLC (b) (c) (d) (e) (f)	$0
9,463	BWP Trust	32,246
8,898	Charter Hall Long Wale REIT	31,898
9,372	Charter Hall Retail REIT	26,517
27,523	Cromwell Property Group	18,460
21,240	Dexus	153,925
37,916	GPT Group (The)	131,541
76,490	Mirvac Group	155,681
19,004	National Storage REIT	27,984
100,935	Scentre Group	216,328
20,843	Shopping Centres Australasia Property Group	40,494
46,370	Stockland	149,431
72,960	Vicinity Centres	90,279
15,195	Waypoint REIT	31,981
		1,106,765

	Austria — 0.2%
1,340	CA Immobilien Anlagen AG	51,320

	Belgium — 1.2%
642	Aedifica S.A.	77,096
100	Ascencio	5,858
418	Befimmo S.A.	18,536
526	Cofinimmo S.A.	78,267
445	Intervest Offices & Warehouses N.V.	12,259
47	Leasinvest Real Estate S.C.A.	4,467
251	Montea C.V.A.	28,547
195	Retail Estates N.V.	14,079
2,600	Warehouses De Pauw C.V.A.	89,761
309	Xior Student Housing N.V. (g)	18,535
		347,405

	Bermuda — 0.3%
22,517	Hongkong Land Holdings Ltd.	92,995

	Canada — 2.7%
2,365	Allied Properties Real Estate Investment Trust	70,287
2,278	Artis Real Estate Investment Trust	19,077
734	Boardwalk Real Estate Investment Trust	19,456
3,292	Canadian Apartment Properties REIT	129,285
4,169	Chartwell Retirement Residences	36,649
4,965	Choice Properties Real Estate Investment Trust	50,746
3,263	Cominar Real Estate Investment Trust	20,789
1,791	Crombie Real Estate Investment Trust	20,191
2,948	Dream Industrial Real Estate Investment Trust	30,455
829	Dream Office Real Estate Investment Trust	12,895

Shares	Description	Value
	Common Stocks (a) (Continued)
	Canada (Continued)
4,191	First Capital Real Estate Investment Trust	$44,613
1,124	Granite Real Estate Investment Trust	68,788
5,471	H&R Real Estate Investment Trust	57,121
2,177	InterRent Real Estate Investment Trust	23,414
1,876	Killam Apartment Real Estate Investment Trust	25,217
2,905	NorthWest Healthcare Properties Real Estate Investment Trust	28,756
6,154	RioCan Real Estate Investment Trust	80,980
2,529	SmartCentres Real Estate Investment Trust	45,855
2,418	Summit Industrial Income REIT	25,930
1,034	WPT Industrial Real Estate Investment Trust	14,941
		825,445

	Cayman Islands — 1.3%
46,095	CK Asset Holdings Ltd.	236,645
32,272	Wharf Real Estate Investment Co., Ltd.	167,970
		404,615

	Finland — 0.3%
1,493	Citycon Oyj	14,463
3,792	Kojamo Oyj	83,848
		98,311

	France — 1.3%
758	Carmila S.A.	10,908
972	Covivio	89,473
1,008	Gecina S.A.	155,528
618	ICADE	47,488
3,639	Klepierre S.A.	81,754
1,193	Mercialys S.A.	10,523
		395,674

	Germany — 5.2%
3,457	alstria office REIT-AG	62,504
994	Deutsche EuroShop AG (c)	22,404
6,742	Deutsche Wohnen SE	359,845
1,373	Hamborner REIT AG	15,108
1,403	LEG Immobilien AG	217,776
2,455	TAG Immobilien AG	77,677
258	TLG Immobilien AG	7,230
11,015	Vonovia SE	804,154
		1,566,698

	Guernsey — 0.2%
4,665	BMO Real Estate Investments Ltd.	3,892
7,155	Regional REIT Ltd. (g) (h)	8,072
9,788	Schroder Real Estate Investment Trust Ltd.	5,220

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Guernsey (Continued)
18,562	Sirius Real Estate Ltd.	$23,708
7,913	Standard Life Investment Property Income Trust Ltd.	6,493
		47,385

	Hong Kong — 3.8%
38,350	Champion REIT	22,409
39,303	Hang Lung Properties Ltd.	103,676
11,646	Hysan Development Co., Ltd.	42,739
40,010	Link REIT	364,363
27,849	New World Development Co., Ltd.	129,681
64,960	Sino Land Co., Ltd.	84,631
27,608	Sun Hung Kai Properties Ltd.	356,120
20,399	Swire Properties Ltd.	59,336
		1,162,955

	Ireland — 0.1%
12,898	Hibernia REIT PLC	18,183
8,512	Irish Residential Properties REIT PLC	15,557
		33,740

	Isle of Man — 0.0%
5,185	RDI REIT PLC	6,736

	Israel — 0.2%
2,845	Amot Investments Ltd.	15,927
711	Azrieli Group Ltd.	45,159
		61,086

	Italy — 0.0%
1,269	Immobiliare Grande Distribuzione SIIQ S.p.A.	5,581

	Japan — 11.3%
13	Activia Properties, Inc.	54,830
25	Advance Residence Investment Corp.	74,936
2,323	AEON Mall Co., Ltd.	38,291
30	AEON REIT Investment Corp.	38,352
12	Comforia Residential REIT, Inc.	34,551
39	Daiwa House REIT Investment Corp.	96,391
5	Daiwa Office Investment Corp.	31,766
37	Daiwa Securities Living Investments Corp.	34,293
9	Frontier Real Estate Investment Corp.	34,778
14	Fukuoka REIT Corp.	20,745
19	Global One Real Estate Investment Corp.	19,266
79	GLP J-REIT	124,405
7,067	Hulic Co., Ltd.	77,545
22	Hulic REIT, Inc.	32,791
23	Ichigo Office REIT Investment Corp.	16,573
37	Industrial & Infrastructure Fund Investment Corp.	68,263
169	Invesco Office J-REIT, Inc.	24,731

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
95	Invincible Investment Corp.	$30,500
24	Japan Excellent, Inc.	29,728
87	Japan Hotel REIT Investment Corp.	44,656
17	Japan Logistics Fund, Inc.	50,133
17	Japan Prime Realty Investment Corp.	56,307
25	Japan Real Estate Investment Corp.	144,303
51	Japan Retail Fund Investment Corp.	92,660
7	Kenedix Office Investment Corp.	47,455
18	Kenedix Residential Next Investment Corp.	33,035
10	Kenedix Retail REIT Corp.	24,357
32	LaSalle Logiport REIT	51,569
32	MCUBS MidCity Investment Corp.	29,101
22,142	Mitsubishi Estate Co., Ltd.	355,327
7	Mitsubishi Estate Logistics REIT Investment Corp.	29,151
17,953	Mitsui Fudosan Co., Ltd.	375,300
10	Mitsui Fudosan Logistics Park, Inc.	50,651
30	Mori Hills REIT Investment Corp.	41,344
19	Mori Trust Sogo REIT, Inc.	24,473
9	Nippon Accommodations Fund, Inc.	50,554
29	Nippon Building Fund, Inc.	167,953
41	Nippon Prologis REIT, Inc.	127,858
8	NIPPON REIT Investment Corp.	28,706
2,220	Nomura Real Estate Holdings, Inc.	49,085
87	Nomura Real Estate Master Fund, Inc.	124,364
51	Orix JREIT, Inc.	84,214
25	Premier Investment Corp.	30,870
78	Sekisui House REIT, Inc.	56,656
7,679	Sumitomo Realty & Development Co., Ltd.	236,569
3,850	Tokyo Tatemono Co., Ltd.	52,760
17	Tokyu REIT, Inc.	26,935
58	United Urban Investment Corp.	71,675
		3,440,756

	Jersey — 0.0%
1,611	Phoenix Spree Deutschland Ltd.	6,984

	Luxembourg — 1.0%
1,581	ADLER Group S.A. (c) (g) (h)	56,011
23,704	Aroundtown S.A.	177,222
2,208	Grand City Properties S.A.	56,537
488	Shurgard Self Storage S.A.	21,164
		310,934

	Multi-National — 0.7%
2,621	Unibail-Rodamco-Westfield	206,780

	Netherlands — 0.2%
936	Eurocommercial Properties N.V. (c)	17,586
358	NSI N.V.	14,345
333	Vastned Retail N.V.	9,417

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Netherlands (Continued)
784	Wereldhave N.V.	$10,306
		51,654

	New Zealand — 0.3%
21,151	Goodman Property Trust	35,458
30,530	Kiwi Property Group Ltd.	26,799
20,537	Precinct Properties New Zealand Ltd.	26,007
		88,264

	Norway — 0.2%
3,243	Entra ASA (g) (h)	73,451

	Singapore — 3.5%
63,456	Ascendas Real Estate Investment Trust	143,083
34,576	Ascott Residence Trust	28,255
84,797	CapitaLand Integrated Commercial Trust	138,591
50,034	CapitaLand Ltd.	124,176
15,267	CDL Hospitality Trusts	14,671
9,120	City Developments Ltd.	54,999
26,157	Fortune Real Estate Investment Trust	24,934
20,773	Frasers Centrepoint Trust	38,666
50,664	Frasers Logistics & Commercial Trust (g)	54,053
23,594	Keppel DC REIT	50,166
38,193	Keppel REIT	32,367
27,676	Manulife US Real Estate Investment Trust (g)	20,619
42,566	Mapletree Commercial Trust	68,603
31,782	Mapletree Industrial Trust	69,499
53,777	Mapletree Logistics Trust	81,789
7,559	Parkway Life Real Estate Investment Trust	22,135
40,079	Suntec Real Estate Investment Trust	45,186
9,615	UOL Group Ltd.	56,092
		1,067,884

	Spain — 0.4%
6,319	Inmobiliaria Colonial Socimi S.A.	61,950
1,179	Lar Espana Real Estate Socimi S.A.	6,726
6,448	Merlin Properties Socimi S.A.	61,284
		129,960

	Sweden — 2.3%
893	Atrium Ljungberg AB, Class B	18,755
5,240	Castellum AB	132,917
490	Catena AB	22,929
1,631	Dios Fastigheter AB	15,224
5,129	Fabege AB	80,635
1,885	Fastighets AB Balder, Class B (c)	98,264
2,129	Hufvudstaden AB, Class A	35,244
12,313	Klovern AB, Class B	23,256
3,669	Kungsleden AB	40,179

Shares	Description	Value
	Common Stocks (a) (Continued)
	Sweden (Continued)
3,412	Nyfosa AB (c)	$33,985
1,716	Pandox AB (c)	30,284
18,519	Samhallsbyggnadsbolaget i Norden AB	64,509
3,167	Wallenstam AB, Class B	50,271
2,579	Wihlborgs Fastigheter AB	58,115
		704,567

	Switzerland — 1.3%
273	Allreal Holding AG	62,753
57	Hiag Immobilien Holding AG (c)	7,050
22	Intershop Holding AG	15,283
126	Mobimo Holding AG	40,705
837	PSP Swiss Property AG	111,846
1,460	Swiss Prime Site AG	143,312
		380,949

	United Kingdom — 4.6%
4,516	Aberdeen Standard European Logistics Income PLC (g) (h)	6,701
50,830	Assura PLC	53,384
3,136	Big Yellow Group PLC	47,045
17,982	British Land (The) Co. PLC	120,247
14,250	Capital & Counties Properties PLC	28,256
12,098	Civitas Social Housing PLC (g)	17,338
3,034	CLS Holdings PLC	9,314
7,539	Custodian REIT PLC	9,052
1,956	Derwent London PLC	82,813
11,405	Empiric Student Property PLC	11,682
8,853	GCP Student Living PLC	17,336
12,870	Grainger PLC	49,913
4,927	Great Portland Estates PLC	45,008
74,513	Hammerson PLC	25,321
1,961	Helical PLC	10,016
4,580	Impact Healthcare REIT PLC (g)	6,827
13,858	Land Securities Group PLC	127,691
17,095	LondonMetric Property PLC	53,534
10,134	LXI REIT PLC (g)	16,491
5,876	NewRiver REIT PLC (c)	6,798
25,242	Primary Health Properties PLC	52,744
3,979	Safestore Holdings PLC	42,442
23,128	Segro PLC	299,703
4,851	Shaftesbury PLC	37,746
8,894	Target Healthcare REIT PLC	13,865
7,094	Triple Point Social Housing REIT PLC (g) (h)	10,817
33,185	Tritax Big Box REIT PLC	76,194
8,223	Tritax EuroBox PLC (g) (h)	11,110
6,187	UNITE Group (The) PLC (c)	88,415
2,590	Workspace Group PLC	27,237
		1,405,040

	United States — 52.9%
1,636	Acadia Realty Trust	23,215

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
1,055	Agree Realty Corp.	$70,242
41	Alexander’s, Inc.	11,371
2,598	Alexandria Real Estate Equities, Inc.	463,016
970	American Assets Trust, Inc.	28,014
2,655	American Campus Communities, Inc.	113,554
2,105	American Finance Trust, Inc.	15,640
5,291	American Homes 4 Rent, Class A	158,730
3,949	Americold Realty Trust	147,416
2,871	Apartment Income REIT Corp.	110,275
2,871	Apartment Investment and Management Co., Class A	15,159
4,065	Apple Hospitality REIT, Inc.	52,479
1,109	Armada Hoffler Properties, Inc.	12,443
2,731	AvalonBay Communities, Inc.	438,134
3,018	Boston Properties, Inc.	285,292
3,268	Brandywine Realty Trust	38,922
5,745	Brixmor Property Group, Inc.	95,080
754	Brookfield Property REIT, Inc., Class A	11,265
1,830	Camden Property Trust	182,854
1,842	CareTrust REIT, Inc.	40,856
251	Centerspace	17,731
9,261	Colony Capital, Inc.	44,545
2,208	Columbia Property Trust, Inc.	31,663
430	Community Healthcare Trust, Inc.	20,257
2,177	Corporate Office Properties Trust	56,776
2,871	Cousins Properties, Inc.	96,178
3,747	CubeSmart	125,937
2,331	CyrusOne, Inc.	170,513
3,851	DiamondRock Hospitality Co. (c)	31,771
5,420	Digital Realty Trust, Inc.	756,144
4,573	Diversified Healthcare Trust	18,841
3,226	Douglas Emmett, Inc.	94,135
7,147	Duke Realty Corp.	285,666
1,573	Easterly Government Properties, Inc.	35,628
755	EastGroup Properties, Inc.	104,235
2,793	Empire State Realty Trust, Inc., Class A	26,031
1,435	EPR Properties	46,637
2,263	Equity Commonwealth	61,735
3,373	Equity LifeStyle Properties, Inc.	213,713
7,133	Equity Residential	422,844
2,005	Essential Properties Realty Trust, Inc.	42,506
1,265	Essex Property Trust, Inc.	300,336
2,446	Extra Space Storage, Inc.	283,394
1,459	Federal Realty Investment Trust	124,190
2,483	First Industrial Realty Trust, Inc.	104,609
1,417	Four Corners Property Trust, Inc.	42,184
2,003	Franklin Street Properties Corp.	8,753
4,256	Gaming and Leisure Properties, Inc.	180,454
673	Getty Realty Corp.	18,534
1,738	Global Net Lease, Inc.	29,789
2,606	Healthcare Realty Trust, Inc.	77,138

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
4,216	Healthcare Trust of America, Inc., Class A	$116,109
10,463	Healthpeak Properties, Inc.	316,296
1,995	Highwoods Properties, Inc.	79,062
13,561	Host Hotels & Resorts, Inc.	198,397
2,913	Hudson Pacific Properties, Inc.	69,970
1,827	Independence Realty Trust, Inc.	24,537
1,252	Industrial Logistics Properties Trust	29,159
419	Innovative Industrial Properties, Inc.	76,731
10,886	Invitation Homes, Inc.	323,314
2,362	JBG SMITH Properties	73,860
2,329	Kennedy-Wilson Holdings, Inc.	41,666
2,228	Kilroy Realty Corp.	127,887
8,011	Kimco Realty Corp.	120,245
1,601	Kite Realty Group Trust	23,951
5,274	Lexington Realty Trust	56,010
937	Life Storage, Inc.	111,868
750	LTC Properties, Inc.	29,183
2,890	Macerich (The) Co.	30,836
1,674	Mack-Cali Realty Corp.	20,858
10,313	Medical Properties Trust, Inc.	224,720
2,210	Mid-America Apartment Communities, Inc.	279,985
1,831	Monmouth Real Estate Investment Corp.	31,713
830	National Health Investors, Inc.	57,411
3,355	National Retail Properties, Inc.	137,287
1,208	National Storage Affiliates Trust	43,524
424	NexPoint Residential Trust, Inc.	17,939
922	Office Properties Income Trust	20,948
4,364	Omega Healthcare Investors, Inc.	158,500
3,669	Paramount Group, Inc.	33,168
4,558	Park Hotels & Resorts, Inc.	78,170
2,510	Pebblebrook Hotel Trust	47,188
4,025	Physicians Realty Trust	71,645
2,434	Piedmont Office Realty Trust, Inc., Class A	39,504
14,303	Prologis, Inc.	1,425,437
388	PS Business Parks, Inc.	51,554
2,927	Public Storage	675,932
1,236	QTS Realty Trust, Inc., Class A	76,484
6,821	Realty Income Corp.	424,062
3,268	Regency Centers Corp.	148,988
2,231	Retail Opportunity Investments Corp.	29,873
4,135	Retail Properties of America, Inc., Class A	35,396
2,395	Rexford Industrial Realty, Inc.	117,618
3,165	RLJ Lodging Trust	44,785
1,556	RPT Realty	13,459
973	Ryman Hospitality Properties, Inc.	65,930
3,961	Sabra Health Care REIT, Inc.	68,803
347	Safehold, Inc.	25,154
3,162	Service Properties Trust	36,331
6,277	Simon Property Group, Inc.	535,303

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
2,953	SITE Centers Corp.	$29,884
1,416	SL Green Realty Corp.	84,365
2,108	Spirit Realty Capital, Inc.	84,678
2,890	STAG Industrial, Inc.	90,515
4,682	STORE Capital Corp.	159,094
1,994	Summit Hotel Properties, Inc.	17,966
2,052	Sun Communities, Inc.	311,801
4,145	Sunstone Hotel Investors, Inc.	46,963
1,746	Tanger Factory Outlet Centers, Inc.	17,390
1,286	Terreno Realty Corp.	75,244
5,682	UDR, Inc.	218,359
247	Universal Health Realty Income Trust	15,875
2,238	Urban Edge Properties	28,960
7,242	Ventas, Inc.	355,148
4,221	VEREIT, Inc.	159,512
10,371	VICI Properties, Inc.	264,461
3,403	Vornado Realty Trust	127,068
1,591	Washington Real Estate Investment Trust	34,413
2,352	Weingarten Realty Investors	50,968
8,115	Welltower, Inc.	524,391
3,377	WP Carey, Inc.	238,349
2,185	Xenia Hotels & Resorts, Inc.	33,212
		16,042,190
	Total Common Stocks — 99.2%	30,116,124
	(Cost $30,122,708)

	Investment Companies (a) — 0.2%
	Guernsey — 0.2%
10,239	BMO Commercial Property Trust Ltd.	11,202
10,601	Picton Property Income Ltd.	10,887
14,314	UK Commercial Property REIT Ltd.	13,506
	Total Investment Companies — 0.2%	35,595
	(Cost $47,367)

	Money Market Funds — 0.4%
130,826	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (i)	130,826
	(Cost $130,826)

Description	Value

Total Investments — 99.8%	$30,282,545
(Cost $30,300,901) (j)
Net Other Assets and Liabilities — 0.2%	72,165
Net Assets — 100.0%	$30,354,710

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2020, securities noted as such are valued at $0 or 0.00% of net assets.
(c)	Non-income producing security.
(d)	This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act, as amended (the “1933 Act”).
(h)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(i)	Rate shown reflects yield as of December 31, 2020.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,498,840 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,517,196. The net unrealized depreciation was $18,356.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/20	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$1,106,765	$1,106,765	$—	$—	**
Other Country Categories*	29,009,359	29,009,359	—	—
Investment Companies*	35,595	35,595	—	—
Money Market Funds	130,826	130,826	—	—
Total Investments	$30,282,545	$30,282,545	$—	$—	**

* See Portfolio of Investments for country breakout.
** Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.
Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Sector Allocation	% of Total Long-Term Investments
Real Estate	99.8%
Health Care	0.1
Consumer Discretionary	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	53.8%
Japanese Yen	11.4
Euro	10.6
Hong Kong Dollar	5.3
British Pound Sterling	5.0
Australian Dollar	3.7
Singapore Dollar	3.3
Canadian Dollar	2.7
Swedish Krona	2.3
Swiss Franc	1.2
New Zealand Dollar	0.3
Norwegian Krone	0.2
Israeli Shekel	0.2
Total	100.0%

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.2%
	Australia — 5.2%
859,218	Bendigo & Adelaide Bank Ltd.	$6,173,704
64,221	Commonwealth Bank of Australia	4,065,366
326,417	Fortescue Metals Group Ltd.	5,896,192
507,229	Suncorp Group Ltd.	3,808,812
		19,944,074

	Belgium — 1.5%
105,013	Ageas S.A./N.V.	5,590,807

	Bermuda — 6.6%
358,387	Invesco Ltd.	6,246,686
1,279,302	Kerry Properties Ltd.	3,240,974
112,008	Lazard Ltd., Class A	4,737,938
634,277	VTech Holdings Ltd.	4,921,252
2,912,154	Yue Yuen Industrial Holdings Ltd.	6,062,879
		25,209,729

	Canada — 10.8%
69,523	Bank of Nova Scotia (The)	3,757,705
62,600	BCE, Inc.	2,676,815
43,758	Canadian Imperial Bank of Commerce	3,737,426
124,811	Genworth MI Canada, Inc.	4,256,458
203,827	Great-West Lifeco, Inc.	4,859,887
127,903	IGM Financial, Inc.	3,467,619
114,003	Laurentian Bank of Canada	2,794,323
212,290	Manulife Financial Corp.	3,777,491
205,735	Power Corp. of Canada	4,724,357
136,684	Shaw Communications, Inc., Class B	2,398,869
54,837	TC Energy Corp.	2,229,409
130,337	TELUS Corp.	2,581,346
		41,261,705

	Cayman Islands — 0.8%
449,435	CK Hutchison Holdings Ltd.	3,136,355

	Finland — 1.9%
154,960	Fortum OYJ	3,729,323
368,825	Wartsila OYJ Abp	3,672,165
		7,401,488

	France — 2.2%
101,996	Nexity S.A.	4,418,411
88,836	TOTAL SE	3,830,962
		8,249,373

	Germany — 1.9%
13,309	Allianz SE	3,263,149
51,471	BASF SE	4,069,540
		7,332,689

	Hong Kong — 6.0%
1,046,723	BOC Hong Kong Holdings Ltd.	3,172,931
180,038	Hang Seng Bank Ltd.	3,104,964

Shares	Description	Value
	Common Stocks (a) (Continued)
	Hong Kong (Continued)
782,921	Henderson Land Development Co., Ltd.	$3,054,952
1,012,493	Hysan Development Co., Ltd.	3,715,655
644,584	New World Development Co., Ltd.	3,001,565
6,255,107	PCCW Ltd.	3,768,015
584,849	Swire Pacific Ltd., Class A	3,243,943
		23,062,025

	Ireland — 0.7%
42,122	Seagate Technology PLC	2,618,303

	Italy — 4.4%
230,522	Assicurazioni Generali S.p.A.	4,015,837
170,355	Azimut Holding S.p.A.	3,698,167
480,403	Eni S.p.A.	5,016,657
1,545,221	UnipolSai Assicurazioni S.p.A.	4,096,326
		16,826,987

	Japan — 3.2%
145,340	Aozora Bank Ltd.	2,678,631
140,546	Idemitsu Kosan Co., Ltd.	3,089,821
166,490	Japan Tobacco, Inc.	3,389,298
1,323,200	Sojitz Corp.	2,947,421
		12,105,171

	Jersey — 1.1%
128,096	Janus Henderson Group PLC	4,164,401

	Netherlands — 1.0%
42,569	LyondellBasell Industries N.V., Class A	3,901,875

	New Zealand — 0.9%
986,234	Spark New Zealand Ltd.	3,335,108

	Singapore — 1.5%
2,746,942	ComfortDelGro Corp., Ltd.	3,471,090
1,222,692	Singapore Telecommunications Ltd.	2,137,121
		5,608,211

	South Korea — 6.6%
719,232	BNK Financial Group, Inc.	3,760,690
134,826	Hana Financial Group, Inc.	4,281,964
64,156	Hyundai Motor Co. (Preference Shares)	5,226,739
493,811	Industrial Bank of Korea	4,018,493
98,032	KB Financial Group, Inc.	3,916,587
441,711	Woori Financial Group, Inc.	3,956,410
		25,160,883

	Spain — 11.0%
147,028	ACS Actividades de Construccion y Servicios S.A.	4,876,565
6,153,169	Bankia S.A.	10,892,095
723,250	Bankinter S.A.	3,908,839

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Spain (Continued)
180,432	Cia de Distribucion Integral Logista Holdings S.A.	$3,495,915
155,741	Enagas S.A.	3,418,018
2,152,807	Mapfre S.A.	4,189,527
200,633	Naturgy Energy Group S.A.	4,647,131
167,044	Red Electrica Corp., S.A.	3,423,242
822,955	Telefonica S.A.	3,262,383
		42,113,715

	Sweden — 0.8%
743,118	Telia Co., AB	3,067,272

	Switzerland — 2.2%
53,048	Swiss Re AG	4,993,811
8,539	Zurich Insurance Group AG	3,602,526
		8,596,337

	United Kingdom — 8.4%
78,710	British American Tobacco PLC	2,914,787
1,263,177	Drax Group PLC	6,477,742
1,014,161	Jupiter Fund Management PLC	3,916,515
1,392,132	Legal & General Group PLC	5,067,767
424,440	Phoenix Group Holdings PLC	4,066,442
66,182	Rio Tinto PLC	4,950,572
1,177,587	Standard Life Aberdeen PLC	4,529,924
		31,923,749

	United States — 20.5%
97,821	Altria Group, Inc.	4,010,661
99,706	AT&T, Inc.	2,867,544
451,601	CenturyLink, Inc.	4,403,110
147,423	CIT Group, Inc.	5,292,486
85,111	Comerica, Inc.	4,754,300
220,741	First Financial Bancorp	3,869,590
95,506	Helmerich & Payne, Inc.	2,211,919
308,542	Huntington Bancshares, Inc.	3,896,885
80,096	Marathon Petroleum Corp.	3,312,770
510,909	Navient Corp.	5,017,126
343,874	Northwest Bancshares, Inc.	4,380,955
131,104	PacWest Bancorp	3,330,042
50,555	Prudential Financial, Inc.	3,946,829
142,067	Synovus Financial Corp.	4,598,709
287,640	Umpqua Holdings Corp.	4,354,870
75,160	Universal Corp.	3,653,528
196,895	Unum Group	4,516,771
233,870	Waddell & Reed Financial, Inc., Class A	5,956,669
123,331	Wells Fargo & Co.	3,722,129
		78,096,893

Shares	Description	Value
	Total Common Stocks — 99.2%	$378,707,150
	(Cost $348,850,947)

	Money Market Funds — 0.0%
45,823	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	45,823
	(Cost $45,823)

	Total Investments — 99.2%	378,752,973
	(Cost $348,896,770) (c)
	Net Other Assets and Liabilities — 0.8%	2,928,955
	Net Assets — 100.0%	$381,681,928

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Rate shown reflects yield as of December 31, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $55,861,824 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $26,005,621. The net unrealized appreciation was $29,856,203.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$378,707,150	$—	$—
Money Market Funds	45,823	—	—
Total Investments	$378,752,973	$—	$—

* See Portfolio of Investments for country breakout.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Sector Allocation	% of Total Long-Term Investments
Financials	56.2%
Communication Services	8.0
Utilities	5.7
Industrials	5.7
Real Estate	5.5
Energy	5.2
Materials	5.0
Consumer Staples	3.7
Consumer Discretionary	3.0
Information Technology	2.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	26.3%
Euro	23.1
Canadian Dollar	10.9
Hong Kong Dollar	10.7
British Pound Sterling	8.4
South Korean Won	6.6
Australian Dollar	5.3
Japanese Yen	3.2
Swiss Franc	2.3
Singapore Dollar	1.5
New Zealand Dollar	0.9
Swedish Krona	0.8
Total	100.0%

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.7%
	Australia — 0.8%
366,098	AGL Energy Ltd.	$3,372,809

	Canada — 17.0%
587,216	Boralex, Inc., Class A	21,792,823
692,027	Innergex Renewable Energy, Inc.	14,880,021
853,246	Northland Power, Inc.	30,613,359
62,597	TransAlta Renewables, Inc.	1,070,085
		68,356,288

	Cayman Islands — 0.8%
3,282,887	China High Speed Transmission Equipment Group Co., Ltd.	3,218,330

	China — 8.1%
17,957,742	China Datang Corp. Renewable Power Co., Ltd., Class H	2,826,003
18,956,628	China Longyuan Power Group Corp., Ltd., Class H	18,999,542
1,004,212	China Suntien Green Energy Corp., Ltd., Class H	308,293
5,255,966	Xinjiang Goldwind Science & Technology Co., Ltd., Class H (b)	10,562,848
		32,696,686

	Denmark — 17.8%
168,745	Orsted A/S (c) (d)	34,441,994
157,025	Vestas Wind Systems A/S	37,101,551
		71,543,545

	France — 2.0%
429,051	Engie S.A. (e)	6,562,320
18,565	Neoen S.A. (c) (d) (e)	1,422,023
		7,984,343

	Germany — 5.3%
504,573	E. ON SE	5,587,121
271,923	PNE AG	2,657,542
150,169	RWE AG	6,341,965
47,638	Siemens AG	6,839,266
		21,425,894

	Greece — 1.4%
351,828	Terna Energy S.A.	5,673,467

	Italy — 4.8%
658,897	Enel S.p.A.	6,661,656
899,961	Falck Renewables S.p.A.	7,245,248
149,699	Prysmian S.p.A.	5,318,112
		19,225,016

	Japan — 4.4%
198,217	Mitsubishi Heavy Industries Ltd.	6,058,524
331,400	Mitsui & Co., Ltd.	6,064,406

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
958,490	Toray Industries, Inc.	$5,670,830
		17,793,760

	Portugal — 1.9%
1,178,835	EDP - Energias de Portugal S.A.	7,425,233

	South Korea — 3.0%
53,360	CS Wind Corp.	8,694,394
16,823	Dongkuk Structures & Construction Co., Ltd. (e)	124,511
738,319	Unison Co., Ltd. (e)	3,330,354
		12,149,259

	Spain — 12.4%
12,542	Acciona S.A.	1,788,059
186,585	Endesa S.A.	5,094,463
473,999	Iberdrola S.A.	6,774,971
891,359	Siemens Gamesa Renewable Energy S.A.	36,032,434
		49,689,927

	Sweden — 2.6%
165,987	Eolus Vind AB, Class B	4,777,301
221,200	SKF AB, Class B	5,737,284
		10,514,585

	Switzerland — 3.9%
234,476	ABB Ltd.	6,544,564
11,464	BKW AG	1,284,569
2,734	Gurit Holding AG	7,658,782
		15,487,915

	United Kingdom — 1.8%
354,743	SSE PLC	7,276,680

	United States — 11.7%
110,427	Alliant Energy Corp.	5,690,303
12,061	American Superconductor Corp. (e)	282,469
74,427	Duke Energy Corp.	6,814,536
943,273	General Electric Co.	10,187,348
85,720	NextEra Energy, Inc.	6,613,298
231,930	TPI Composites, Inc. (e)	12,241,265
59,933	Trinity Industries, Inc.	1,581,632
28,256	Woodward, Inc.	3,433,952
		46,844,803
	Total Common Stocks — 99.7%	400,678,540
	(Cost $283,180,721)

	Rights (a) — 0.1%
	South Korea — 0.1%
11,222	CS Wind Corp., expiring 1/29/21 (e) (f) (g)	557,846
	(Cost $0)

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Shares	Description	Value

	Money Market Funds — 1.3%
4,172,316	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (h) (i)	$4,172,316
1,003,229	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (h)	1,003,229
	Total Money Market Funds — 1.3%	5,175,545
	(Cost $5,175,545)

Principal Value	Description	Value
	Repurchase Agreements — 1.1%
$4,252,286	JPMorgan Chase & Co., 0.01% (h), dated 12/31/20, due 01/04/21, with a maturity value of $4,252,290. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 12/15/22. The value of the collateral including accrued interest is $4,367,884. (i)	4,252,286
	(Cost $4,252,286)

	Total Investments — 102.2%	410,664,217
	(Cost $292,608,552) (j)
	Net Other Assets and Liabilities — (2.2)%	(8,962,449)
	Net Assets — 100.0%	$401,701,768

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,986,233 and the total value of the collateral held by the Fund is $8,424,602.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)	Non-income producing security.
(f)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2020, securities noted as such are valued at $557,846 or 0.1% of net assets.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s advisor.
(h)	Rate shown reflects yield as of December 31, 2020.
(i)	This security serves as collateral for securities on loan.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $119,803,728 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,748,063. The net unrealized appreciation was $118,055,665.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$400,678,540	$400,678,540	$—	$—
Rights*	557,846	—	557,846	—
Money Market Funds	5,175,545	5,175,545	—	—
Repurchase Agreements	4,252,286	—	4,252,286	—
Total Investments	$410,664,217	$405,854,085	$4,810,132	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Utilities	54.0%
Industrials	42.6
Materials	3.3
Energy	0.1
Total	100.0%

First Trust Global Wind Energy ETF (FAN)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Currency Exposure Diversification	% of Total Investments
Euro	27.1%
Danish Krone	17.4
Canadian Dollar	16.6
United States Dollar	13.7
Hong Kong Dollar	8.8
Japanese Yen	4.3
Swiss Franc	3.8
South Korean Won	3.1
Swedish Krona	2.6
British Pound Sterling	1.8
Australian Dollar	0.8
Total	100.0%

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	Australia — 3.8%
5,678	CIMIC Group Ltd. (b)	$106,678
37,227	Downer EDI Ltd.	152,972
1,892	Monadelphous Group Ltd.	19,648
		279,298

	Canada — 4.0%
1,064	Aecon Group, Inc.	13,675
6,784	SNC-Lavalin Group, Inc.	115,812
5,018	Stantec, Inc.	162,733
		292,220

	Cayman Islands — 1.2%
154,745	China State Construction International Holdings Ltd.	88,227

	China — 1.8%
297,427	China Railway Group Ltd., Class H	131,210

	Finland — 0.4%
4,569	YIT OYJ	27,529

	France — 9.4%
5,805	Bouygues S.A.	238,633
2,223	Eiffage S.A. (b)	214,650
2,441	Vinci S.A.	242,618
		695,901

	Germany — 2.2%
1,658	HOCHTIEF AG	161,127

	Ireland — 2.6%
2,700	Kingspan Group PLC (b)	189,330

	Italy — 0.1%
5,850	Webuild S.p.A.	8,447

	Japan — 30.6%
2,000	Chiyoda Corp. (b)	5,481
6,000	COMSYS Holdings Corp.	186,238
18,400	JGC Holdings Corp.	171,784
15,200	Kajima Corp.	203,442
5,800	Kandenko Co., Ltd.	49,038
8,300	Kinden Corp.	134,964
2,170	Kumagai Gumi Co., Ltd.	54,599
6,700	Kyowa Exeo Corp.	188,824
8,500	Maeda Corp.	75,488
1,400	Maeda Road Construction Co., Ltd.	23,456
3,400	Nippo Corp.	93,022
4,120	Nishimatsu Construction Co., Ltd.	84,351
21,700	Obayashi Corp.	187,042
1,300	Okumura Corp.	32,118
16,200	Penta-Ocean Construction Co., Ltd.	139,164
2,200	Raito Kogyo Co., Ltd.	38,650
24,600	Shimizu Corp.	178,684
2,600	SHO-BOND Holdings Co., Ltd.	126,154
5,900	Taisei Corp.	203,133

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
12,100	Toda Corp.	$80,038
		2,255,670

	Netherlands — 2.4%
1,888	Arcadis N.V. (b)	62,367
4,237	Boskalis Westminster (b)	116,669
		179,036

	Philippines — 0.7%
9,130	Manila Electric Co.	55,514

	South Korea — 3.5%
19,730	Daewoo Engineering & Construction Co., Ltd. (b)	90,540
4,824	GS Engineering & Construction Corp.	167,861
		258,401

	Spain — 4.4%
7,174	ACS Actividades de Construccion y Servicios S.A.	237,944
34,257	Sacyr S.A.	84,537
		322,481

	Sweden — 6.0%
5,415	NCC AB, Class B	98,723
10,245	Peab AB, Class B (b)	111,632
8,976	Skanska AB, Class B	228,775
		439,130

	United Kingdom — 1.7%
33,990	Balfour Beatty PLC (b)	125,593

	United States — 25.1%
4,295	AECOM (b)	213,805
2,482	Dycom Industries, Inc. (b)	187,441
2,121	EMCOR Group, Inc.	193,987
9,808	Fluor Corp.	156,634
3,440	Granite Construction, Inc.	91,882
2,273	Jacobs Engineering Group, Inc.	247,666
7,384	KBR, Inc.	228,387
3,458	MasTec, Inc. (b)	235,766
3,522	Quanta Services, Inc.	253,654
2,967	Tutor Perini Corp. (b)	38,423
		1,847,645

	Total Investments — 99.9%	7,356,759
	(Cost $7,016,102) (c)
	Net Other Assets and Liabilities — 0.1%	5,003
	Net Assets — 100.0%	$7,361,762

First Trust Global Engineering and Construction ETF (FLM)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,396,705 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,056,048. The net unrealized appreciation was $340,657.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,356,759	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Industrials	96.1%
Information Technology	3.1
Utilities	0.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	30.7%
United States Dollar	25.1
Euro	21.5
Swedish Krona	6.0
Canadian Dollar	4.0
Australian Dollar	3.8
South Korean Won	3.5
Hong Kong Dollar	3.0
British Pound Sterling	1.7
Philippine Peso	0.7
Total	100.0%

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Canada — 0.3%
8,150	Fortis, Inc.	$332,941
1,043	Stella-Jones, Inc.	37,921
		370,862

	China — 0.2%
12,220	BYD Co., Ltd., Class H	320,299

	France — 8.1%
32,435	Engie S.A. (b)	496,092
73,470	Schneider Electric SE	10,617,908
		11,114,000

	Germany — 2.3%
13,110	Siemens AG	1,882,169
18,504	SMA Solar Technology AG (b)	1,264,765
		3,146,934

	Ireland — 17.9%
84,649	Eaton Corp. PLC	10,169,731
222,671	Johnson Controls International PLC	10,374,242
172,182	nVent Electric PLC	4,010,119
		24,554,092

	Italy — 8.7%
117,593	Enel S.p.A.	1,188,902
156,222	Prysmian S.p.A.	5,549,844
683,219	Terna Rete Elettrica Nazionale S.p.A.	5,216,559
		11,955,305

	Japan — 2.7%
1,340	GS Yuasa Corp.	38,465
16,934	Hitachi Ltd.	666,667
46,554	Meidensha Corp.	1,046,907
4,578	NEC Corp.	245,626
4,470	NGK Insulators Ltd.	68,919
57,530	Nissin Electric Co., Ltd.	680,298
49,366	Osaki Electric Co., Ltd.	276,819
43,040	Panasonic Corp.	496,239
7,136	Toshiba Corp.	199,384
		3,719,324

	Jersey — 8.2%
86,367	Aptiv PLC	11,252,756

	Netherlands — 0.5%
3,921	NXP Semiconductors N.V.	623,478
1,151	STMicroelectronics N.V.	42,725
		666,203

	South Korea — 0.4%
844	Samsung SDI Co., Ltd.	487,924

	Spain — 3.7%
250,081	Red Electrica Corp., S.A.	5,124,924

Shares	Description	Value
	Common Stocks (a) (Continued)
	Switzerland — 9.2%
387,190	ABB Ltd.	$10,807,031
23,282	Landis+Gyr Group AG	1,825,111
		12,632,142

	Taiwan — 0.1%
8,391	Advantech Co., Ltd.	104,522

	United Kingdom — 0.6%
1,267	Dialog Semiconductor PLC (b)	69,172
57,377	National Grid PLC	678,707
		747,879

	United States — 36.9%
36,238	Advanced Energy Industries, Inc. (b)	3,513,999
10,258	AES (The) Corp.	241,063
30,042	American Superconductor Corp. (b)	703,584
6,152	Analog Devices, Inc.	908,835
727	Arcosa, Inc.	39,934
355	AZZ, Inc.	16,841
25,351	Badger Meter, Inc.	2,384,515
625	Belden, Inc.	26,187
59,575	Cisco Systems, Inc.	2,665,981
369	Digi International, Inc. (b)	6,974
10,480	Emerson Electric Co.	842,278
672	EnerSys	55,816
37,533	Enphase Energy, Inc. (b)	6,585,916
342	ESCO Technologies, Inc.	35,301
141,234	General Electric Co.	1,525,327
12,298	Honeywell International, Inc.	2,615,785
875	Hubbell, Inc.	137,191
15,615	International Business Machines Corp.	1,965,616
35,171	Itron, Inc. (b)	3,372,899
816	MasTec, Inc. (b)	55,635
12,560	MYR Group, Inc. (b)	754,856
4,782	NVIDIA Corp.	2,497,160
32,714	Oracle Corp.	2,116,269
75,006	Quanta Services, Inc.	5,401,932
18,439	SolarEdge Technologies, Inc. (b)	5,884,254
588	SPX Corp. (b)	32,070
4,516	Tesla, Inc. (b)	3,186,806
3,639	Trimble, Inc. (b)	242,976
346	Valmont Industries, Inc.	60,526
102,019	Veoneer, Inc. (b)	2,173,005
727	WESCO International, Inc. (b)	57,069
11,695	Willdan Group, Inc. (b)	487,681
		50,594,281

	Total Investments — 99.8%	136,791,447
	(Cost $106,149,054) (c)
	Net Other Assets and Liabilities — 0.2%	245,492
	Net Assets — 100.0%	$137,036,939

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $30,750,899 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $108,506. The net unrealized appreciation was $30,642,393.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$136,791,447	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Industrials	49.9%
Information Technology	27.6
Consumer Discretionary	12.8
Utilities	9.7
Materials	0.0 **
Total	100.0%

** Amount is less than 0.1%

Currency Exposure Diversification	% of Total Investments
United States Dollar	63.6%
Euro	23.0
Swiss Franc	9.2
Japanese Yen	2.7
British Pound Sterling	0.5
South Korean Won	0.4
Canadian Dollar	0.3
Hong Kong Dollar	0.2
New Taiwan Dollar	0.1
Total	100.0%

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.7%
	Australia — 4.9%
24,105	Fortescue Metals Group Ltd.	$435,418

	Bermuda — 0.1%
14,751	China Water Affairs Group Ltd.	11,531

	Canada — 11.5%
16,113	Canadian Natural Resources Ltd.	387,223
20,321	Cenovus Energy, Inc.	123,723
7,823	Nutrien Ltd.	376,756
720	Premium Brands Holdings Corp.	56,977
5,000	Tourmaline Oil Corp.	67,405
		1,012,084

	Cayman Islands — 0.1%
28,138	China Zhongwang Holdings Ltd. (b)	5,299

	Hong Kong — 4.4%
3,166	CNOOC Ltd., ADR	290,164
55,499	Guangdong Investment Ltd.	99,938
		390,102

	India — 0.1%
7,238	Oil India Ltd.	10,639

	Ireland — 0.6%
3,986	Glanbia PLC	50,545

	Israel — 0.9%
10,490	Delek Drilling, L.P. (c)	12,666
13,753	ICL Group Ltd. (d)	69,452
		82,118

	Japan — 1.4%
16,025	Inpex Corp.	86,290
2,126	Itoham Yonekyu Holdings, Inc.	13,857
526	Japan Petroleum Exploration Co., Ltd.	9,557
812	Nippon Light Metal Holdings Co., Ltd.	15,036
		124,740

	Jersey — 0.4%
22,424	Centamin PLC	37,932

	Luxembourg — 0.4%
908	APERAM S.A.	37,870

	Norway — 2.9%
2,134	Aker BP ASA	53,809
1,045	Salmar ASA	61,377
3,371	Yara International ASA	139,963
		255,149

	Russia — 7.5%
35,084	Magnitogorsk Iron & Steel Works PJSC	26,482
1,193	MMC Norilsk Nickel PJSC	382,296
913	PhosAgro PJSC	38,682

Shares	Description	Value
	Common Stocks (a) (Continued)
	Russia (Continued)
30,333	Tatneft PJSC	$210,106
		657,566

	South Africa — 1.8%
2,002	African Rainbow Minerals Ltd.	35,682
4,821	Exxaro Resources Ltd.	45,569
1,923	Kumba Iron Ore Ltd.	81,501
		162,752

	Sweden — 1.1%
3,417	Lundin Energy AB	92,323

	Taiwan — 2.9%
227,688	China Steel Corp.	200,558
22,660	TA Chen Stainless Pipe	25,242
13,926	Taiwan Fertilizer Co., Ltd.	26,863
		252,663

	Thailand — 1.0%
23,549	PTT Exploration & Production PCL	77,226
26,050	TTW PCL	10,782
		88,008

	United Kingdom — 33.7%
21,816	Anglo American PLC	723,312
16,753	BHP Group PLC, ADR	888,412
10,807	Ferrexpo PLC	41,764
8,365	Pennon Group PLC	108,672
11,914	Rio Tinto PLC, ADR	896,171
4,747	Severn Trent PLC	148,591
13,577	United Utilities Group PLC	166,171
		2,973,093

	United States — 24.0%
7,866	Archer-Daniels-Midland Co.	396,525
4,242	CF Industries Holdings, Inc.	164,208
19,105	ConocoPhillips	764,009
1,097	Domtar Corp.	34,720
7,813	International Paper Co.	388,462
5,119	Ovintiv, Inc.	73,509
4,613	Tyson Foods, Inc., Class A	297,262
		2,118,695
	Total Common Stocks — 99.7%	8,798,527
	(Cost $7,658,982)

	Money Market Funds — 0.3%
31,433	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (e) (f)	31,433
	(Cost $31,433)

First Trust Indxx Global Natural Resources Income ETF (FTRI)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 0.4%
$32,035	JPMorgan Chase & Co., 0.01% (e), dated 12/31/20, due 01/04/21, with a maturity value of $32,035. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 12/15/22. The value of the collateral including accrued interest is $32,906. (f)	$32,035
	(Cost $32,035)

	Total Investments — 100.4%	8,861,995
	(Cost $7,722,450) (g)
	Net Other Assets and Liabilities — (0.4)%	(39,318)
	Net Assets — 100.0%	$8,822,677

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $62,115 and the total value of the collateral held by the Fund is $63,468.
(e)	Rate shown reflects yield as of December 31, 2020.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,406,380 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $266,835. The net unrealized appreciation was $1,139,545.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$88,008	$—	$88,008	$—
Other Country Categories*	8,710,519	8,710,519	—	—
Money Market Funds	31,433	31,433	—	—
Repurchase Agreements	32,035	—	32,035	—
Total Investments	$8,861,995	$8,741,952	$120,043	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	57.6%
Energy	26.2
Consumer Staples	10.0
Utilities	6.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	53.1%
British Pound Sterling	13.8
Russian Ruble	7.4
Canadian Dollar	7.2
Australian Dollar	4.9
Norwegian Krone	2.9
New Taiwan Dollar	2.9
South African Rand	1.8
Japanese Yen	1.4
Hong Kong Dollar	1.3
Swedish Krona	1.0
Euro	1.0
Thai Baht	1.0
Israeli Shekel	0.2
Indian Rupee	0.1
Total	100.0%

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Australia — 1.3%
1,694	GrainCorp Ltd., Class A	$5,472
14,377	Incitec Pivot Ltd. (b)	25,272
2,811	Nufarm Ltd. (b)	8,885
2,215	United Malt Grp Ltd.	7,001
		46,630

	Bermuda — 1.8%
1,034	Bunge Ltd.	67,810

	Canada — 4.2%
3,189	Nutrien Ltd.	153,425

	Chile — 1.2%
891	Sociedad Quimica y Minera de Chile S.A., ADR	43,739

	Germany — 23.1%
4,591	BASF SE	362,986
6,139	Bayer AG	361,146
3,450	Evonik Industries AG	112,447
1,417	K+S AG	13,482
		850,061

	India — 5.8%
2,173	Coromandel International Ltd.	24,226
998	Escorts Ltd.	17,215
9,201	Mahindra & Mahindra Ltd.	90,741
1,123	PI Industries Ltd.	33,737
1,885	Tata Chemicals Ltd.	12,316
5,652	UPL Ltd.	36,074
		214,309

	Israel — 1.3%
9,479	ICL Group Ltd.	47,869

	Japan — 9.3%
7,700	Kubota Corp.	167,863
1,500	Mitsui Chemicals, Inc.	43,945
1,100	Nissan Chemical Corp.	68,820
400	Sakata Seed Corp.	13,849
12,300	Sumitomo Chemical Co., Ltd.	49,436
		343,913

	Malaysia — 3.0%
59,201	Petronas Chemicals Group Bhd	109,351

	Mexico — 1.0%
15,545	Orbia Advance Corp. SAB de CV	36,551

	Netherlands — 4.3%
10,003	CNH Industrial N.V. (b)	128,438
1,560	OCI N.V. (b)	29,959
		158,397

	Norway — 2.2%
1,985	Yara International ASA	82,417

Shares	Description	Value
	Common Stocks (a) (Continued)
	Qatar — 3.6%
44,786	Industries Qatar QSC	$133,706

	Russia — 1.1%
959	PhosAgro PJSC	40,631

	Singapore — 4.5%
47,400	Wilmar International Ltd.	166,775

	Switzerland — 1.0%
76	Bucher Industries AG	34,819

	Taiwan — 0.4%
7,255	Taiwan Fertilizer Co., Ltd.	13,995

	Turkey — 0.8%
2,472	Gubre Fabrikalari TAS (b)	28,618

	United States — 29.9%
554	AGCO Corp.	57,112
1,584	CF Industries Holdings, Inc.	61,316
5,334	Corteva, Inc.	206,532
1,381	Deere & Co.	371,558
961	FMC Corp.	110,448
80	Lindsay Corp.	10,277
2,806	Mosaic (The) Co.	64,566
265	Raven Industries, Inc.	8,769
413	Scotts Miracle-Gro (The) Co.	82,245
327	SiteOne Landscape Supply, Inc. (b)	51,872
794	Toro (The) Co.	75,303
		1,099,998

	Total Investments — 99.8%	3,673,014
	(Cost $3,214,199) (c)
	Net Other Assets and Liabilities — 0.2%	7,416
	Net Assets — 100.0%	$3,680,430

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $757,747 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $298,932. The net unrealized appreciation was $458,815.

ADR	-	American Depositary Receipt

First Trust Indxx Global Agriculture ETF (FTAG)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,673,014	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	51.8%
Industrials	28.8
Health Care	9.8
Consumer Staples	7.1
Consumer Discretionary	2.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	37.8%
Euro	24.0
Japanese Yen	9.4
Indian Rupee	5.8
Singapore Dollar	4.5
Canadian Dollar	4.2
Qatar Riyal	3.6
Malaysian Ringgit	3.0
Norwegian Krone	2.2
Australian Dollar	1.3
Russian Ruble	1.1
Mexican Peso	1.0
Swiss Franc	0.9
Turkish Lira	0.8
New Taiwan Dollar	0.4
Total	100.0%

First Trust BICK Index Fund (BICK)

Portfolio of Investments
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Brazil — 22.4%
289,485	Ambev S.A., ADR	$885,824
58,913	B2W Cia Digital (b)	857,574
73,891	B3 S.A. - Brasil Bolsa Balcao	881,707
169,610	Banco Bradesco S.A., ADR	892,149
122,490	Banco do Brasil S.A.	914,984
176,414	Cia Siderurgica Nacional S.A.	1,081,742
884,329	Cogna Educacao (b)	788,272
183,518	Gerdau S.A. (Preference Shares)	863,851
143,931	Itau Unibanco Holding S.A., ADR	876,540
392,014	Itausa S.A. (Preference Shares)	885,281
179,158	JBS S.A.	816,079
61,700	Localiza Rent a Car S.A.	819,032
180,877	Lojas Americanas S.A. (Preference Shares)	915,494
92,827	Lojas Renner S.A.	778,116
177,395	Magazine Luiza S.A.	852,105
82,275	Natura & Co. Holding S.A. (b)	831,589
60,548	Notre Dame Intermedica Participacoes S.A.	913,197
80,463	Petroleo Brasileiro S.A., ADR	903,600
73,407	Suzano S.A. (b)	827,316
52,887	Vale S.A., ADR	886,386
233,662	Via Varejo S.A. (b)	726,960
56,375	WEG S.A.	822,040
		19,019,838

	Cayman Islands — 21.1%
2,924	Alibaba Group Holding Ltd., ADR (b)	680,503
5,540	Baidu, Inc., ADR (b)	1,197,970
12,250	Bilibili, Inc., ADR (b)	1,050,070
11,977	GSX Techedu, Inc., ADR (b) (c)	619,331
9,022	JD.com, Inc., ADR (b)	793,034
20,552	Meituan, Class B (b) (d)	780,994
8,521	NetEase, Inc., ADR	816,056
4,671	New Oriental Education & Technology Group, Inc., ADR (b)	867,918
15,239	NIO, Inc., ADR (b)	742,749
16,259	Pagseguro Digital Ltd., Class A (b)	924,812
5,547	Pinduoduo, Inc., ADR (b)	985,535
10,517	StoneCo., Ltd., Class A (b)	882,587
39,210	Sunny Optical Technology Group Co., Ltd.	858,301
10,991	TAL Education Group, ADR (b)	785,966
10,603	Tencent Holdings Ltd.	771,381
22,924	Trip.com Group Ltd., ADR (b)	773,227
30,150	Vipshop Holdings Ltd., ADR (b)	847,516
78,926	Wuxi Biologics Cayman, Inc. (b) (d) (e)	1,046,584
225,268	Xiaomi Corp., Class B (b) (d) (e)	964,714
18,777	XP, Inc., Class A (b)	744,884
27,267	ZTO Express Cayman, Inc., ADR	795,106
		17,929,238

Shares	Description	Value
	Common Stocks (a) (Continued)
	China — 5.5%
2,178,788	Bank of China Ltd., Class H	$744,769
33,000	BYD Co., Ltd., Class H	864,965
982,074	China Construction Bank Corp., Class H	746,140
339,302	China Life Insurance Co., Ltd., Class H	748,417
1,213,412	Industrial & Commercial Bank of China Ltd., Class H	787,295
65,525	Ping An Insurance (Group) Co. of China Ltd., Class H	802,956
		4,694,542

	India — 19.4%
37,207	Axis Bank Ltd., GDR (b) (d)	1,573,856
22,577	Dr. Reddy’s Laboratories Ltd., ADR	1,609,514
21,461	HDFC Bank Ltd., ADR (b)	1,550,772
115,150	ICICI Bank Ltd., ADR (b)	1,711,129
97,295	Infosys Ltd., ADR	1,649,150
28,314	Reliance Industries Ltd., GDR (e)	1,548,776
45,424	State Bank of India, GDR (b) (d)	1,701,129
124,023	Tata Motors Ltd., ADR (b)	1,562,690
225,736	Vedanta Ltd., ADR	1,981,962
287,540	Wipro Ltd., ADR	1,624,601
		16,513,579

	Isle of Man — 1.5%
695,225	Eros STX Global Corp. (b) (c)	1,265,310

	Jersey — 1.8%
21,032	WNS (Holdings) Ltd., ADR (b)	1,515,356

	Mauritius — 2.1%
59,687	MakeMyTrip Ltd. (b)	1,762,557

	South Korea — 25.1%
7,118	Celltrion Healthcare Co., Ltd. (f)	1,068,060
2,556	Celltrion, Inc. (f)	844,706
50,870	Doosan Heavy Industries & Construction Co., Ltd. (b)	632,187
17,845	Hanwha Solutions Corp. (b)	786,869
9,353	HLB, Inc. (f)	796,421
3,492	Hyundai Mobis Co., Ltd. (b)	821,326
4,695	Hyundai Motor Co.	829,826
2,315	Kakao Corp.	830,058
18,789	KB Financial Group, Inc.	750,661
14,742	Kia Motors Corp.	846,820
1,065	LG Chem Ltd.	807,843
9,966	LG Electronics, Inc.	1,238,525
3,071	NAVER Corp.	826,906
1,052	NCSoft Corp.	901,604
6,817	Netmarble Corp. (d) (e)	825,219
1,084	Samsung Biologics Co., Ltd. (b) (d) (e)	824,251
7,071	Samsung C&T Corp.	898,277
12,775	Samsung Electronics Co., Ltd.	952,568
1,599	Samsung SDI Co., Ltd.	924,397

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea (Continued)
4,535	Seegene, Inc.	$805,721
6,455	Shin Poong Pharmaceutical Co., Ltd.	736,831
2,000	SK Chemicals Co., Ltd.	722,637
8,739	SK Hynix, Inc.	953,302
4,925	SK Innovation Co., Ltd. (b)	861,410
3,588	SK Telecom Co., Ltd.	786,103
		21,272,528

	United States — 0.9%
13,658	Yum China Holdings, Inc.	779,735
	Total Common Stocks — 99.8%	84,752,683
	(Cost $66,639,790)

	Money Market Funds — 1.0%
825,816	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (g) (h)	825,816
	(Cost $825,816)

Principal Value	Description	Value
	Repurchase Agreements — 1.0%
$841,645	JPMorgan Chase & Co., 0.01% (g), dated 12/31/20, due 01/04/21, with a maturity value of $841,646. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 12/15/22. The value of the collateral including accrued interest is $864,525. (h)	841,645
	(Cost $841,645)

	Total Investments — 101.8%	86,420,144
	(Cost $68,307,251) (i)
	Net Other Assets and Liabilities — (1.8)%	(1,503,876)
	Net Assets — 100.0%	$84,916,268

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,690,768 and the total value of the collateral held by the Fund is $1,667,461. The Collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On December 31, 2020, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from December 30 to December 31, the value of the related securities loaned was above the collateral value received.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Non-income producing security which makes payment- in-kind (“PIK”) distributions. For the fiscal year-to-date period (October 1, 2020 to December 31, 2020), the Fund received 140, 50 and 879 shares of Celltrion Healthcare Co., Ltd., Celltrion, Inc. and HLB, Inc., respectively.
(g)	Rate shown reflects yield as of December 31, 2020.
(h)	This security serves as collateral for securities on loan.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $22,709,080 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,596,187. The net unrealized appreciation was $18,112,893.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

First Trust BICK Index Fund (BICK)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$84,752,683	$—	$—
Money Market Funds	825,816	—	—
Repurchase Agreements	—	841,645	—
Total Investments	$85,578,499	$841,645	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	26.3%
Financials	19.2
Information Technology	13.3
Communication Services	10.9
Materials	9.4
Health Care	9.3
Industrials	4.7
Energy	3.9
Consumer Staples	3.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	48.0%
South Korean Won	24.6
Brazilian Real	16.9
Hong Kong Dollar	10.5
Total	100.0%

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.7%
	Australia — 0.4%
1,581,052	Telstra Corp., Ltd.	$3,632,361

	Bermuda — 1.5%
254,022	Marvell Technology Group Ltd.	12,076,206

	Brazil — 0.4%
395,646	Telefonica Brasil S.A., ADR	3,501,467

	Canada — 1.3%
78,581	BCE, Inc.	3,360,172
75,608	Rogers Communications, Inc., Class B	3,519,939
179,659	TELUS Corp.	3,558,177
		10,438,288

	Cayman Islands — 3.0%
119,833	GDS Holdings Ltd., ADR (b)	11,221,162
3,061,355	Xiaomi Corp., Class B (b) (c) (d)	13,110,305
		24,331,467

	China — 2.2%
13,023,899	China Telecom Corp., Ltd., Class H	3,611,940
72,212,658	China Tower Corp., Ltd., Class H (c) (d)	10,618,892
1,475,345	ZTE Corp., Class H (e)	3,710,985
		17,941,817

	Finland — 1.7%
66,564	Elisa OYJ	3,648,713
2,595,265	Nokia OYJ, ADR (b) (e)	10,147,486
		13,796,199

	France — 0.4%
288,432	Orange S.A.	3,429,880

	Germany — 2.3%
198,670	Deutsche Telekom AG	3,629,635
309,398	Infineon Technologies AG	11,864,597
1,279,237	Telefonica Deutschland Holding AG	3,524,047
		19,018,279

	Guernsey — 1.4%
163,937	Amdocs Ltd.	11,628,051

	Hong Kong — 2.6%
622,596	China Mobile Ltd.	3,549,683
6,394,483	China Unicom (Hong Kong) Ltd.	3,670,511
14,516,502	Lenovo Group Ltd.	13,706,737
		20,926,931

	India — 7.6%
526,722	Bharti Airtel Ltd.	3,674,277
926,321	HCL Technologies Ltd.	11,994,917
703,233	Infosys Ltd., ADR	11,919,799
288,379	Tata Consultancy Services Ltd.	11,298,552
865,834	Tech Mahindra Ltd.	11,532,209

Shares	Description	Value
	Common Stocks (a) (Continued)
	India (Continued)
2,048,894	Wipro Ltd., ADR	$11,576,251
		61,996,005

	Italy — 1.8%
916,517	Infrastrutture Wireless Italiane S.p.A. (c) (d)	11,118,187
7,467,571	Telecom Italia S.p.A.	3,442,908
		14,561,095

	Japan — 9.9%
82,945	Fujitsu Ltd.	11,973,224
127,715	KDDI Corp.	3,792,302
183,954	Kyocera Corp.	11,270,089
757,545	Mitsubishi Electric Corp.	11,423,152
209,964	NEC Corp.	11,265,319
146,180	Nippon Telegraph & Telephone Corp.	3,745,283
1,122,296	Renesas Electronics Corp. (b)	11,727,833
287,474	SoftBank Corp.	3,599,863
115,901	Sony Corp.	11,544,640
		80,341,705

	Malaysia — 1.4%
10,717,947	DiGi.Com Bhd	11,031,026

	Netherlands — 2.8%
68,871	NXP Semiconductors N.V.	10,951,178
305,246	STMicroelectronics N.V. (b)	11,392,141
		22,343,319

	New Zealand — 0.5%
1,125,992	Spark New Zealand Ltd.	3,807,722

	Norway — 0.4%
206,390	Telenor ASA	3,511,946

	Philippines — 0.9%
85,024	Globe Telecom, Inc.	3,594,047
127,281	PLDT, Inc., ADR (e)	3,552,413
		7,146,460

	Qatar — 0.5%
1,851,509	Ooredoo QPSC	3,824,045

	Russia — 0.4%
408,164	Mobile TeleSystems PJSC, ADR	3,653,068

	Singapore — 0.4%
2,063,365	Singapore Telecommunications Ltd.	3,606,517

	South Africa — 0.9%
803,122	MTN Group Ltd.	3,289,548
441,325	Vodacom Group Ltd.	3,735,721
		7,025,269

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	South Korea — 5.7%
324,700	KT Corp., ADR	$3,574,947
124,271	LG Electronics, Inc.	15,443,786
162,627	Samsung Electronics Co., Ltd.	12,126,289
67,746	Samsung SDS Co., Ltd.	11,131,972
16,508	SK Telecom Co., Ltd.	3,616,776
		45,893,770

	Spain — 0.4%
771,322	Telefonica S.A.	3,057,698

	Sweden — 2.2%
270,332	Tele2 AB, Class B	3,568,241
880,922	Telefonaktiebolaget LM Ericsson, Class B	10,454,230
868,404	Telia Co., AB	3,584,399
		17,606,870

	Switzerland — 0.4%
6,713	Swisscom AG	3,617,725

	Taiwan — 5.1%
3,815,715	ASE Technology Holding Co., Ltd.	11,040,559
939,351	Chunghwa Telecom Co., Ltd.	3,644,005
433,776	MediaTek, Inc.	11,532,162
1,041,057	Taiwan Mobile Co., Ltd.	3,664,337
104,578	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,403,185
		41,284,248

	Turkey — 0.5%
1,856,228	Turkcell Iletisim Hizmetleri AS	4,020,620

	United Arab Emirates — 0.4%
768,327	Emirates Telecommunications Group Co. PJSC	3,535,038

	United Kingdom — 0.9%
2,005,754	BT Group PLC (b)	3,627,451
2,035,148	Vodafone Group PLC	3,365,845
		6,993,296

	United States — 39.4%
118,918	Advanced Micro Devices, Inc. (b)	10,905,970
49,678	American Tower Corp.	11,150,724
77,152	Analog Devices, Inc.	11,397,665
88,447	Apple, Inc.	11,736,032
39,440	Arista Networks, Inc. (b)	11,460,081
117,701	AT&T, Inc.	3,385,081
26,583	Broadcom, Inc.	11,639,367
236,445	Ciena Corp. (b)	12,496,118
245,942	Cisco Systems, Inc.	11,005,904
91,992	CoreSite Realty Corp.	11,524,758
69,331	Crown Castle International Corp.	11,036,802
163,078	CyrusOne, Inc.	11,929,156
84,067	Digital Realty Trust, Inc.	11,728,187

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
15,867	Equinix, Inc.	$11,331,894
63,591	F5 Networks, Inc. (b)	11,188,200
899,349	Hewlett Packard Enterprise Co.	10,657,286
216,875	Intel Corp.	10,804,712
87,228	International Business Machines Corp.	10,980,261
496,135	Juniper Networks, Inc.	11,167,999
87,369	Keysight Technologies, Inc. (b)	11,540,571
123,389	Lumentum Holdings, Inc. (b)	11,697,277
152,919	Micron Technology, Inc. (b)	11,496,450
21,006	NVIDIA Corp.	10,969,333
68,843	Qorvo, Inc. (b)	11,446,526
69,984	QUALCOMM, Inc.	10,661,363
39,551	SBA Communications Corp.	11,158,524
74,894	Skyworks Solutions, Inc.	11,449,795
27,668	T-Mobile US, Inc. (b)	3,731,030
59,696	Verizon Communications, Inc.	3,507,140
25,466	VMware, Inc., Class A (b) (e)	3,571,861
75,768	Xilinx, Inc.	10,741,629
		319,497,696
	Total Common Stocks — 99.7%	809,076,084
	(Cost $674,783,938)

	Money Market Funds — 0.8%
6,485,354	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (f) (g)	6,485,354
	(Cost $6,485,354)

Principal Value	Description	Value
	Repurchase Agreements — 0.8%
$6,609,656	JPMorgan Chase & Co., 0.01% (f), dated 12/31/20, due 01/04/21, with a maturity value of $6,609,663. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 12/15/22. The value of the collateral including accrued interest is $6,789,339. (g)	6,609,656
	(Cost $6,609,656)

	Total Investments — 101.3%	822,171,094
	(Cost $687,878,948) (h)
	Net Other Assets and Liabilities — (1.3)%	(10,418,723)
	Net Assets — 100.0%	$811,752,371

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $12,768,322 and the total value of the collateral held by the Fund is $13,095,010.
(f)	Rate shown reflects yield as of December 31, 2020.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $145,789,793 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,497,647. The net unrealized appreciation was $134,292,146.

ADR	-	American Depositary Receipt

First Trust Indxx NextG ETF (NXTG)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$809,076,084	$—	$—
Money Market Funds	6,485,354	—	—
Repurchase Agreements	—	6,609,656	—
Total Investments	$815,561,438	$6,609,656	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	63.2%
Communication Services	22.2
Real Estate	9.9
Consumer Discretionary	3.3
Industrials	1.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	53.3%
Japanese Yen	9.8
Euro	6.7
Hong Kong Dollar	6.3
South Korean Won	5.2
Indian Rupee	4.7
New Taiwan Dollar	3.6
Swedish Krona	2.1
Malaysian Ringgit	1.3
Canadian Dollar	1.3
South African Rand	0.9
British Pound Sterling	0.9
Turkish Lira	0.5
Qatar Riyal	0.5
New Zealand Dollar	0.5
Australian Dollar	0.4
Swiss Franc	0.4
Singapore Dollar	0.4
Philippine Peso	0.4
United Arab Emirates Dirham	0.4
Norwegian Krone	0.4
Total	100.0%

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments
December 31, 2020 (Unaudited)

 \

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Bermuda — 0.9%
490,625	Brilliance China Automotive Holdings Ltd.	$446,802

	Cayman Islands — 5.2%
654,867	Geely Automobile Holdings Ltd.	2,238,515
159,603	Yadea Group Holdings Ltd. (b) (c)	329,811
		2,568,326

	China — 9.7%
286,404	BAIC Motor Corp., Ltd., Class H (b) (c)	106,028
77,269	BYD Co., Ltd., Class H	2,025,303
361,112	Dongfeng Motor Group Co., Ltd., Class H	421,087
503,139	Great Wall Motor Co., Ltd., Class H	1,726,357
458,265	Guangzhou Automobile Group Co., Ltd., Class H	509,548
		4,788,323

	France — 3.0%
33,600	Renault S.A. (d)	1,467,848

	Germany — 19.0%
20,830	Bayerische Motoren Werke AG	1,838,023
53,901	Daimler AG	3,805,342
24,854	Porsche Automobil Holding SE (Preference Shares)	1,712,457
10,762	Volkswagen AG (Preference Shares)	2,003,914
		9,359,736

	Japan — 31.0%
132,133	Honda Motor Co., Ltd.	3,682,269
111,547	Isuzu Motors Ltd.	1,058,700
97,442	Mazda Motor Corp.	653,042
111,308	Mitsubishi Motors Corp. (d)	233,924
385,347	Nissan Motor Co., Ltd. (d)	2,089,916
91,539	Subaru Corp.	1,828,475
33,900	Suzuki Motor Corp.	1,569,995
54,210	Toyota Motor Corp.	4,177,512
		15,293,833

	Malaysia — 0.2%
109,836	DRB-Hicom Bhd	56,795
37,915	UMW Holdings Bhd	32,048
		88,843

	Singapore — 0.5%
15,992	Jardine Cycle & Carriage Ltd.	236,564

	South Korea — 8.0%
11,095	Hyundai Motor Co.	1,961,005
34,835	Kia Motors Corp.	2,001,017
		3,962,022

	Taiwan — 0.4%
41,328	China Motor Corp. (d)	74,425

Shares	Description	Value
	Common Stocks (a) (Continued)
	Taiwan (Continued)
81,143	Yulon Motor Co., Ltd. (d)	$135,441
		209,866

	United Kingdom — 0.6%
11,545	Aston Martin Lagonda Global Holdings PLC (b) (c) (d)	317,177

	United States — 21.3%
200,424	Ford Motor Co.	1,761,727
83,021	General Motors Co.	3,456,994
21,645	Harley-Davidson, Inc.	794,372
6,414	Tesla, Inc. (d)	4,526,167
		10,539,260

	Total Investments — 99.8%	49,278,600
	(Cost $43,345,120) (e)
	Net Other Assets and Liabilities — 0.2%	99,131
	Net Assets — 100.0%	$49,377,731

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,615,382 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,681,902. The net unrealized appreciation was $5,933,480.

First Trust NASDAQ Global Auto Index Fund (CARZ)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$49,278,600	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	100.0%
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Japanese Yen	31.0%
Euro	22.0
United States Dollar	21.4
Hong Kong Dollar	15.8
South Korean Won	8.0
British Pound Sterling	0.7
Singapore Dollar	0.5
New Taiwan Dollar	0.4
Malaysian Ringgit	0.2
Total	100.0%

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Canada — 2.5%
843,184	Open Text Corp.	$38,331,145
102,470	Shopify, Inc., Class A (b)	115,990,916
		154,322,061

	Cayman Islands — 7.2%
848,498	Alibaba Group Holding Ltd., ADR (b)	197,470,940
5,554,565	Kingsoft Cloud Holdings Ltd., ADR (b) (c)	241,901,306
		439,372,246

	Germany — 1.3%
614,780	SAP SE, ADR	80,161,164

	Jersey — 0.8%
827,999	Mimecast Ltd. (b)	47,063,463

	Netherlands — 0.7%
300,835	Elastic N.V. (b)	43,961,019

	United Kingdom — 1.9%
496,468	Atlassian Corp. PLC, Class A (b)	116,108,971

	United States — 85.6%
233,517	Adobe, Inc. (b)	116,786,522
1,439,217	Akamai Technologies, Inc. (b)	151,103,393
127,371	Alphabet, Inc., Class A (b)	223,235,509
70,536	Amazon.com, Inc. (b)	229,730,814
532,125	Anaplan, Inc. (b)	38,233,181
228,586	Appfolio, Inc., Class A (b)	41,154,623
532,049	Appian Corp. (b)	86,239,822
687,909	Arista Networks, Inc. (b)	199,885,718
216,848	Avalara, Inc. (b)	35,756,067
303,039	Blackline, Inc. (b)	40,419,342
1,992,691	Box, Inc., Class A (b)	35,968,073
17,819,792	CenturyLink, Inc.	173,742,972
3,462,889	Cisco Systems, Inc.	154,964,283
1,202,175	Citrix Systems, Inc.	156,402,968
6,377,288	Cloudera, Inc. (b)	88,708,076
496,050	Cloudflare, Inc., Class A (b)	37,694,840
843,564	Cornerstone OnDemand, Inc. (b)	37,150,559
113,232	Coupa Software, Inc. (b)	38,375,457
242,976	Crowdstrike Holdings, Inc., Class A (b)	51,467,176
376,501	Datadog, Inc., Class A (b)	37,062,758
163,434	DocuSign, Inc. (b)	36,331,378
1,960,694	Domo, Inc., Class B (b)	125,033,456
1,864,965	Dropbox, Inc., Class A (b)	41,383,573
293,393	Everbridge, Inc. (b)	43,736,095
1,318,038	Fastly, Inc., Class A (b)	115,156,980
719,911	Five9, Inc. (b)	125,552,478
10,120,480	Hewlett Packard Enterprise Co.	119,927,688
283,340	HubSpot, Inc. (b)	112,327,310
904,549	International Business Machines Corp.	113,864,628
105,798	Intuit, Inc.	40,187,370

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
1,043,866	Microsoft Corp.	$232,176,676
325,960	MicroStrategy, Inc., Class A (b)	126,651,758
648,139	MongoDB, Inc. (b)	232,707,827
2,095,857	NetApp, Inc.	138,829,568
3,871,450	Oracle Corp.	250,444,101
126,714	Palo Alto Networks, Inc. (b)	45,032,888
89,294	Paycom Software, Inc. (b)	40,383,212
6,115,493	Pure Storage, Inc., Class A (b)	138,271,297
328,510	Q2 Holdings, Inc. (b)	41,566,370
391,995	Qualys, Inc. (b)	47,772,431
454,555	salesforce.com, Inc. (b)	101,152,124
209,019	ServiceNow, Inc. (b)	115,050,328
641,795	Smartsheet, Inc., Class A (b)	44,469,976
114,300	Snowflake, Inc., Class A (b)	32,164,020
547,216	Splunk, Inc. (b)	92,966,526
724,862	Sprout Social, Inc., Class A (b)	32,915,983
1,750,158	SVMK, Inc. (b)	44,716,537
1,080,769	Tabula Rasa HealthCare, Inc. (b) (c)	46,300,144
349,057	Twilio, Inc., Class A (b)	118,155,795
134,517	Veeva Systems, Inc., Class A (b)	36,622,253
1,597,399	VMware, Inc., Class A (b) (c)	224,051,184
165,681	Workday, Inc., Class A (b)	39,698,824
496,644	Workiva, Inc. (b)	45,502,523
278,977	Zendesk, Inc. (b)	39,927,188
77,858	Zoom Video Communications, Inc., Class A (b)	26,263,061
239,123	Zscaler, Inc. (b)	47,755,254
		5,229,130,957
	Total Common Stocks — 100.0%	6,110,119,881
	(Cost $4,592,818,257)

	Money Market Funds — 0.9%
56,897,507	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (d) (e)	56,897,507
	(Cost $56,897,507)

First Trust Cloud Computing ETF (SKYY)

Portfolio of Investments
December 31, 2020 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 1.0%
$57,988,039	JPMorgan Chase & Co., 0.01% (d), dated 12/31/20, due 01/04/21, with a maturity value of $57,988,103. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 12/15/22. The value of the collateral including accrued interest is $59,564,440. (e)	$57,988,039
	(Cost $57,988,039)

	Total Investments — 101.9%	6,225,005,427
	(Cost $4,707,703,803) (f)
	Net Other Assets and Liabilities — (1.9)%	(113,385,544)
	Net Assets — 100.0%	$6,111,619,883

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $114,157,906 and the total value of the collateral held by the Fund is $114,885,546.
(d)	Rate shown reflects yield as of December 31, 2020.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,560,635,349 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $43,333,725. The net unrealized appreciation was $1,517,301,624.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$6,110,119,881	$—	$—
Money Market Funds	56,897,507	—	—
Repurchase Agreements	—	57,988,039	—
Total Investments	$6,167,017,388	$57,988,039	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	85.1%
Consumer Discretionary	7.0
Communication Services	6.5
Health Care	1.4
Total	100.0%

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Australia — 0.6%
347,982	Netwealth Group Ltd.	$4,276,334

	Brazil — 2.4%
3,567,907	Magazine Luiza S.A.	17,138,208

	Canada — 0.5%
50,498	Lightspeed POS, Inc. (b)	3,564,098

	Cayman Islands — 42.2%
139,877	Bilibili, Inc., ADR (b)	11,990,257
7,354,251	China Feihe Ltd. (c) (d)	17,227,225
2,019,877	Country Garden Services Holdings Co., Ltd.	13,665,686
1,841,569	Ever Sunshine Lifestyle Services Group Ltd. (d)	4,043,045
192,814	Farfetch Ltd., Class A (b)	12,303,461
2,813,879	Haidilao International Holding Ltd. (c) (d)	21,669,095
343,441	JD Health International, Inc. (b) (c) (d)	6,645,144
829,193	Meituan, Class B (b) (d)	31,510,072
532,290	Ming Yuan Cloud Group Holdings Ltd. (b)	3,281,990
148,633	Pinduoduo, Inc., ADR (b)	26,407,625
472,684	Powerlong Commercial Management Holdings Ltd. (d)	1,512,111
6,497,024	Razer, Inc. (b) (c) (d) (e)	1,994,585
167,725	Sea Ltd., ADR (b)	33,385,661
310,735	StoneCo., Ltd., Class A (b)	26,076,881
2,914,480	Wuxi Biologics Cayman, Inc. (b) (c) (d)	38,646,950
8,742,053	Xiaomi Corp., Class B (b) (c) (d)	37,437,992
53,160	Zai Lab Ltd., ADR (b)	7,194,674
		294,992,454

	Denmark — 5.7%
19,546	Ascendis Pharma A/S, ADR (b)	3,259,882
719,688	Genmab A/S, ADR (b)	29,262,514
73,206	Netcompany Group A/S (b) (c) (d)	7,479,932
		40,002,328

	France — 1.6%
244,667	La Francaise des Jeux SAEM (c) (d)	11,181,686

	Germany — 6.2%
133,628	HelloFresh SE (b)	10,317,126
76,702	Knorr-Bremse AG	10,464,688
332,445	Siemens Energy AG (b)	12,183,869
196,724	Siemens Healthineers AG (c) (d)	10,088,903
		43,054,586

	Italy — 2.6%
919,069	Nexi S.p.A. (b) (c) (d)	18,346,125

	Japan — 8.9%
5,592	AI inside, Inc. (b)	3,975,137
71,046	Freee KK (b)	6,949,442
45,103	JMDC, Inc. (b)	2,550,981

Shares	Description	Value
	Common Stocks (a) (Continued)
	Japan (Continued)
114,776	Mercari, Inc. (b)	$5,085,470
328,186	SG Holdings Co., Ltd.	8,937,669
2,190,113	SoftBank Corp.	27,425,462
47,409	TDK Corp.	7,135,111
		62,059,272

	Malaysia — 0.4%
3,446,019	MR DIY Group M Bhd (c) (d)	2,672,860

	Mexico — 2.0%
5,683,864	Becle SAB de CV	14,309,987

	Netherlands — 9.2%
16,639	Adyen N.V. (b) (c) (d)	38,722,767
238,360	Prosus N.V.	25,729,613
		64,452,380

	Norway — 1.3%
231,805	Scatec ASA (c) (d)	9,229,755

	Saudi Arabia — 8.7%
320,386	Dr. Sulaiman Al Habib Medical Services Group Co.	9,308,581
5,487,796	Saudi Arabian Oil Co. (c) (d)	51,197,585
		60,506,166

	Sweden — 5.9%
462,413	Embracer Group AB (b)	11,049,443
137,248	Nordnet AB publ (b)	2,153,570
86,278	Sinch AB (b) (c) (d)	14,051,791
1,159,288	Telefonaktiebolaget LM Ericsson, ADR	13,853,492
		41,108,296

	Switzerland — 1.1%
44,064	Dufry AG (b)	2,766,381
204,997	SIG Combibloc Group AG	4,756,171
		7,522,552

	Virgin Islands — 0.5%
82,699	Capri Holdings Ltd. (b)	3,473,358
	Total Common Stocks — 99.8%	697,890,445
	(Cost $551,341,631)

	Money Market Funds — 0.0%
296,460	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (f) (g)	296,460
	(Cost $296,460)

First Trust International Equity Opportunities ETF (FPXI)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Principal Value	Description	Value
	Repurchase Agreements — 0.1%
$302,143	JPMorgan Chase & Co., 0.01% (f), dated 12/31/20, due 01/04/21, with a maturity value of $302,143. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 12/15/22. The value of the collateral including accrued interest is $310,356. (g)	$302,143
	(Cost $302,143)

	Total Investments — 99.9%	698,489,048
	(Cost $551,940,234) (h)
	Net Other Assets and Liabilities — 0.1%	890,253
	Net Assets — 100.0%	$699,379,301

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $556,882 and the total value of the collateral held by the Fund is $598,603.
(f)	Rate shown reflects yield as of December 31, 2020.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $148,056,079 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,507,265. The net unrealized appreciation was $146,548,814.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$697,890,445	$—	$—
Money Market Funds	296,460	—	—
Repurchase Agreements	—	302,143	—
Total Investments	$698,186,905	$302,143	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	26.2%
Consumer Discretionary	25.4
Health Care	14.4
Communication Services	12.0
Energy	7.3
Industrials	7.1
Consumer Staples	4.5
Utilities	1.3
Financials	0.9
Materials	0.7
Real Estate	0.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	25.4%
United States Dollar	24.0
Euro	19.6
Japanese Yen	8.9
Saudi Riyal	8.7
Swedish Krona	3.9
Brazilian Real	2.5
Mexican Peso	2.0
Norwegian Krone	1.3
Swiss Franc	1.1
Danish Krone	1.1
Australian Dollar	0.6
Canadian Dollar	0.5
Malaysian Ringgit	0.4
Total	100.0%

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.9%
	France — 1.7%
592,945	Thales S.A.	$54,255,080

	Ireland — 5.5%
658,295	Accenture PLC, Class A	171,953,237

	Israel — 6.5%
696,748	Check Point Software Technologies Ltd. (b)	92,604,777
584,113	CyberArk Software Ltd. (b)	94,386,820
318,593	Radware Ltd. (b)	8,840,956
430,922	Tufin Software Technologies Ltd. (b)	5,377,906
		201,210,459

	Japan — 2.0%
1,083,161	Trend Micro, Inc.	62,311,523

	Jersey — 1.6%
887,802	Mimecast Ltd. (b)	50,462,666

	South Korea — 0.5%
204,781	Ahnlab, Inc.	14,364,643

	United Kingdom — 3.8%
3,913,042	Avast PLC (c) (d)	28,762,138
12,185,121	BAE Systems PLC	81,449,650
240,104	Ultra Electronics Holdings PLC	6,803,264
		117,015,052

	United States — 78.3%
1,118,119	A10 Networks, Inc. (b)	11,024,653
792,127	Akamai Technologies, Inc. (b)	83,165,414
944,661	Booz Allen Hamilton Holding Corp.	82,355,546
3,811,705	Cisco Systems, Inc.	170,573,799
1,092,000	Cloudflare, Inc., Class A (b)	82,981,080
1,069,839	Crowdstrike Holdings, Inc., Class A (b)	226,613,297
503,595	F5 Networks, Inc. (b)	88,602,504
5,296,926	FireEye, Inc. (b)	122,147,114
665,319	Fortinet, Inc. (b)	98,819,831
3,766,138	Juniper Networks, Inc.	84,775,766
814,170	Leidos Holdings, Inc.	85,585,550
245,184	ManTech International Corp., Class A	21,806,665
334,557	Okta, Inc. (b)	85,064,463
603,284	OneSpan, Inc. (b)	12,475,913
278,966	Palo Alto Networks, Inc. (b)	99,141,727
792,271	Proofpoint, Inc. (b)	108,073,687
605,662	Qualys, Inc. (b)	73,812,028
745,069	Rapid7, Inc. (b)	67,175,421
405,500	Ribbon Communications, Inc. (b)	2,660,080
1,760,932	Sailpoint Technologies Holdings, Inc. (b)	93,752,020
605,510	Science Applications International Corp.	57,305,466

Shares	Description	Value
	Common Stocks (a) (Continued)
	United States (Continued)
803,076	Splunk, Inc. (b)	$136,434,582
1,470,381	Tenable Holdings, Inc. (b)	76,842,111
459,724	Varonis Systems, Inc. (b)	75,215,444
408,465	VeriSign, Inc. (b)	88,391,826
586,120	VMware, Inc., Class A (b)	82,209,191
873,907	Zix Corp. (b)	7,541,817
1,052,801	Zscaler, Inc. (b)	210,254,888
		2,434,801,883

	Total Investments — 99.9%	3,106,374,543
	(Cost $2,328,491,443) (e)
	Net Other Assets and Liabilities — 0.1%	2,427,381
	Net Assets — 100.0%	$3,108,801,924

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $785,796,375 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,913,275. The net unrealized appreciation was $777,883,100.

First Trust Nasdaq Cybersecurity ETF (CIBR)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,106,374,543	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Information Technology	95.4%
Industrials	4.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	92.0%
British Pound Sterling	3.8
Japanese Yen	2.0
Euro	1.7
South Korean Won	0.5
Total	100.0%

First Trust Exchange-Traded Fund II

Additional Information

December 31, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

First Trust BICK Index Fund

First Trust Cloud Computing ETF

First Trust Global Engineering and Construction ETF

First Trust Nasdaq Cybersecurity ETF

First Trust NASDAQ Global Auto Index Fund

Nasdaq®, OMX®, NASDAQ OMX®, ISE BICKTM Index, ISE CTA Cloud Computing IndexTM ISE Global Engineering and ConstructionTM Index, Nasdaq CTA Cybersecurity IndexTM, and NASDAQ Global Auto IndexSM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund

First Trust Global Wind Energy ETF

Nasdaq®, NASDAQ OMX®, Clean Edge®, NASDAQ OMX Clean Edge Smart Grid Infrastructure IndexSM, and ISE Clean Edge Global Wind EnergyTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

First Trust Dow Jones Global Select Dividend Index Fund

Dow Jones Global Select Dividend Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund

The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the “Fund”) has been developed solely by First Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings, including FTSE International Limited (collectively, the “LSE Group”), European Public Real Estate Association (“EPRA”), or the National Association of Real Estate Investments Trusts (“Nareit”) (and together the “Licensor Parties”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE EPRA/NAREIT Developed Index (the “Index”) vest in the Licensor Parties. “FTSE®” and “FTSE Russell®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license. “Nareit®” is a trademark of Nareit, “EPRA®” is a trademark of EPRA and all are used by the LSE Group under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The Licensor Parties do not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The Licensor Parties makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by First Trust.

First Trust Indxx Global Agriculture ETF

First Trust Indxx Global Natural Resources Income ETF

Indxx, Indxx Global Agriculture Index, and Indxx Global Natural Resources Income Index (“Index”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

First Trust International Equity Opportunities ETF

IPOX® and IPOX® International Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.

First Trust STOXX® European Select Dividend Index Fund

The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) and the trademarks used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland (“STOXX”), Deutsche Börse Group and/or their licensors. The STOXX Index is used under license from STOXX. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 99.8%
	Austria — 0.2%
115	BAWAG Group AG (b) (c) (d)	$5,339

	Cayman Islands — 2.8%
1,203	Farfetch Ltd., Class A (d)	76,763
370	Yalla Group Ltd., ADR (d)	5,302
		82,065

	Cyprus — 0.3%
257	HeadHunter Group PLC, ADR	7,774

	Denmark — 8.7%
137	Ascendis Pharma A/S, ADR (d)	22,849
337	Genmab A/S (d)	136,240
257	Netcompany Group A/S (b) (c) (d)	26,259
270	Orsted A/S (b) (c)	55,109
643	Scandinavian Tobacco Group A/S (b) (c)	10,987
		251,444

	Finland — 0.1%
227	Tokmanni Group Corp.	4,504

	France — 7.0%
341	Dassault Systemes SE	69,215
153	Iliad S.A.	31,420
737	La Francaise des Jeux SAEM (b) (c)	33,682
220	Neoen S.A. (b) (c) (d)	16,851
539	Worldline S.A. (b) (c) (d)	52,085
		203,253

	Germany — 16.6%
310	BioNTech SE, ADR (d)	25,271
513	Delivery Hero SE (b) (c) (d)	79,591
322	DWS Group GmbH & Co. KGaA (b) (c)	13,689
5,098	E. ON SE	56,450
447	HelloFresh SE (d)	34,512
246	Jumia Technologies AG, ADR (d)	9,926
415	Knorr-Bremse AG	56,620
935	Siemens Energy AG (d)	34,267
2,421	Siemens Healthineers AG (b) (c)	124,160
259	TeamViewer AG (b) (c) (d)	13,868
643	Traton SE	17,757
104	Varta AG (d) (e)	15,017
		481,128

	Ireland — 0.3%
328	nVent Electric PLC	7,639

	Israel — 1.7%
90	Fiverr International Ltd. (d)	17,559
101	Kornit Digital Ltd. (d)	9,002
117	Nano-X Imaging Ltd. (d)	5,342
72	Wix.com Ltd. (d)	17,997
		49,900

Shares	Description	Value
	Common Stocks (a) (Continued)
	Italy — 4.2%
450	GVS S.p.A. (b) (c) (d)	$8,384
927	Infrastrutture Wireless Italiane S.p.A. (b) (c)	11,245
1,041	Italgas S.p.A.	6,613
4,847	Nexi S.p.A. (b) (c) (d)	96,754
		122,996

	Jersey — 1.3%
174	Aptiv PLC	22,671
265	Wizz Air Holdings PLC (b) (c) (d)	16,539
		39,210

	Luxembourg — 5.3%
1,101	Global Fashion Group S.A. (d)	13,072
102	Globant S.A. (d)	22,196
378	Spotify Technology S.A. (d)	118,942
		154,210

	Netherlands — 21.2%
68	Adyen N.V. (b) (c) (d)	158,252
112	Alfen Beheer BV (b) (c) (d)	11,302
122	Argenx SE, ADR (d)	35,879
113	CureVac N.V. (d)	9,161
497	Ferrari N.V.	114,540
147	IMCD N.V.	18,721
804	JDE Peet’s N.V. (d)	36,292
2,095	Prosus N.V.	226,144
29	Shop Apotheke Europe N.V. (b) (c) (d)	5,250
		615,541

	Norway — 1.6%
2,992	Elkem ASA (b) (c)	9,903
430	Europris ASA (b) (c)	2,563
294	Fjordkraft Holding ASA (b) (c)	2,870
815	Scatec ASA (b) (c)	32,451
		47,787

	Russia — 1.8%
525	Polyus PJSC, GDR (c)	52,920

	Spain — 1.0%
470	Cellnex Telecom S.A. (b) (c)	28,203

	Sweden — 12.2%
272	AcadeMedia AB (b) (c)	2,810
414	BHG Group AB (d)	8,997
522	Bravida Holding AB (b) (c)	6,947
154	Cibus Nordic Real Estate AB	3,137
1,084	Embracer Group AB (d)	25,902
1,547	EQT AB	39,561
410	Evolution Gaming Group AB (b) (c)	41,600
351	Lifco AB, Class B	33,660
388	Medicover AB, Class B (d)	7,734
101	MIPS AB (c)	6,322
965	Nordnet AB publ (d)	15,142

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Sweden (Continued)
262	Oncopeptides AB (b) (c) (d)	$5,404
204	Paradox Interactive AB	6,347
5,156	Samhallsbyggnadsbolaget i Norden AB	17,960
303	Sinch AB (b) (c) (d)	49,349
890	Stillfront Group AB (d)	10,817
4,290	Telefonaktiebolaget LM Ericsson, ADR	51,266
538	Thule Group AB (b) (c) (d)	20,114
		353,069

	Switzerland — 5.5%
724	Alcon, Inc. (d)	48,119
183	CRISPR Therapeutics AG (d)	28,019
207	Dufry AG (d)	12,996
1,236	SIG Combibloc Group AG	28,677
408	Softwareone Holding AG	12,075
116	VAT Group AG (b) (c)	28,931
		158,817

	United Kingdom — 5.5%
292	Abcam PLC, ADR (d)	6,293
7,254	Airtel Africa PLC (b) (c)	7,499
528	AJ Bell PLC	3,130
1,456	Avast PLC (b) (c)	10,702
1,410	Calisen PLC (d)	4,977
1,200	Civitas Social Housing PLC (c)	1,720
185	Compass Pathways PLC, ADR (d)	8,813
141	Endava PLC, ADR (d)	10,822
1,532	Finablr PLC (b) (d) (f) (g) (h)	0
1,279	IntegraFin Holdings PLC (c)	9,725
3,346	M&G PLC	9,057
19,509	Natwest Group PLC (d)	44,727
4,749	Ninety One PLC	14,885
2,297	Quilter PLC (b) (c)	4,825
1,311	THG Holdings PLC (d)	13,984
928	Trainline PLC (b) (c) (d)	5,888
1,037	Triple Point Social Housing REIT PLC (b) (c)	1,581
		158,628

	United States — 1.9%
94	BorgWarner, Inc.	3,632
132	SolarEdge Technologies, Inc. (d)	42,124
431	Veoneer, Inc. (d)	9,180
		54,936

	Virgin Islands — 0.6%
388	Capri Holdings Ltd. (d)	16,296

Shares	Description	Value

	Total Common Stocks — 99.8%	$2,895,659
	(Cost $1,991,702)

	Money Market Funds — 0.2%
4,839	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (i) (j)	4,839
	(Cost $4,839)

Principal Value	Description	Value
	Repurchase Agreements — 0.2%
$4,932	JPMorgan Chase & Co., 0.01% (i), dated 12/31/20, due 01/04/21, with a maturity value of $4,932. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 12/15/22. The value of the collateral including accrued interest is $5,066. (j)	4,932
	(Cost $4,932)

	Total Investments — 100.2%	2,905,430
	(Cost $2,001,473) (k)
	Net Other Assets and Liabilities — (0.2)%	(4,948)
	Net Assets — 100.0%	$2,900,482

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”) and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $9,241 and the total value of the collateral held by the Fund is $9,771.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

(f)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At December 31, 2020, securities noted as such are valued at $0 or 0.0% of net assets.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of December 31, 2020.
(j)	This security serves as collateral for securities on loan.
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $919,366 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,409. The net unrealized appreciation was $903,957.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$158,628	$158,628	$—	$ —	**
Other Country Categories*	2,737,031	2,737,031	—	—
Money Market Funds	4,839	4,839	—	—
Repurchase Agreements	4,932	—	4,932	—
Total Investments	$2,905,430	$2,900,498	$4,932	$ —	**

* See Portfolio of Investments for country breakout. ** Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	27.0%
Information Technology	21.9
Health Care	16.3
Industrials	9.3
Communication Services	8.5
Utilities	5.9
Financials	5.5
Materials	3.2
Consumer Staples	1.6
Real Estate	0.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
Euro	48.0%
United States Dollar	22.5
Swedish Krona	10.4
Danish Krone	7.9
British Pound Sterling	5.1
Swiss Franc	4.5
Norwegian Krone	1.6
Total	100.0%

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments
December 31, 2020 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Australia — 1.4%
13,583	Afterpay Ltd. (b)	$1,235,675

	Canada — 8.2%
6,405	Shopify, Inc., Class A (b)	7,232,331

	Cayman Islands — 51.9%
32,041	Alibaba Group Holding Ltd., ADR (b)	7,456,902
3,326	Autohome, Inc., ADR	331,336
15,864	Baidu, Inc., ADR (b)	3,430,431
11,752	Farfetch Ltd., Class A (b)	749,895
52,216	JD.com, Inc., ADR (b)	4,589,786
228,828	Meituan, Class B (b) (c)	8,695,668
23,320	NetEase, Inc., ADR	2,233,356
10,419	Pagseguro Digital Ltd., Class A (b)	592,633
20,338	Pinduoduo, Inc., ADR (b)	3,613,453
33,400	Ping An Healthcare and Technology Co., Ltd. (b) (c) (d)	404,982
20,772	Sea Ltd., ADR (b)	4,134,667
112,007	Tencent Holdings Ltd.	8,148,643
26,570	Trip.com Group Ltd., ADR (b)	896,206
22,494	Vipshop Holdings Ltd., ADR (b)	632,306
		45,910,264

	Germany — 3.8%
8,347	Delivery Hero SE (b) (c) (d)	1,295,025
6,261	Scout24 AG (c) (d)	512,846
8,423	TeamViewer AG (b) (c) (d)	451,006
9,680	Zalando SE (b) (c) (d)	1,076,830
		3,335,707

	Isle of Man — 0.6%
34,039	Entain PLC (b)	527,626

	Israel — 0.9%
3,237	Wix.com Ltd. (b)	809,121

	Japan — 5.1%
24,898	M3, Inc.	2,349,341
26,334	Nexon Co., Ltd.	811,023
47,535	Rakuten, Inc.	457,603
154,360	Z Holdings Corp.	933,440
		4,551,407

	Luxembourg — 2.4%
6,747	Spotify Technology S.A. (b)	2,123,011

	Netherlands — 9.7%
1,763	Adyen N.V. (b) (c) (d)	4,102,905
4,673	Just Eat Takeaway.com N.V. (b) (c) (d)	527,487
24,577	Prosus N.V.	2,652,948
18,425	Yandex N.V., Class A (b)	1,282,012
		8,565,352

Shares	Description	Value
	Common Stocks (a) (Continued)
	New Zealand — 0.9%
6,816	Xero Ltd. (b)	$771,510

	South Africa — 5.9%
25,340	Naspers Ltd., Class N	5,206,555

	South Korea — 4.9%
3,493	Kakao Corp.	1,252,438
8,411	NAVER Corp.	2,264,768
932	NCSoft Corp.	798,759
		4,315,965

	United Kingdom — 4.3%
7,690	Atlassian Corp. PLC, Class A (b)	1,798,460
56,381	Auto Trader Group PLC (c) (d)	459,523
35,259	Ocado Group PLC (b)	1,102,718
51,573	Rightmove PLC (b)	458,985
		3,819,686

	Total Investments — 100.0%	88,404,210
	(Cost $71,230,978) (e)
	Net Other Assets and Liabilities — (0.0)%	(15,002)
	Net Assets — 100.0%	$88,389,208

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,808,460 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $635,228. The net unrealized appreciation was $17,173,232.

ADR	-	American Depositary Receipt

First Trust Dow Jones International Internet ETF (FDNI)

Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$88,404,210	$—	$—

* See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	44.7%
Communication Services	33.0
Information Technology	19.2
Health Care	3.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	39.2%
Hong Kong Dollar	19.5
Euro	12.0
Canadian Dollar	8.2
South African Rand	5.9
Japanese Yen	5.1
South Korean Won	4.9
British Pound Sterling	2.9
Australian Dollar	2.3
Total	100.0%

First Trust Exchange-Traded Fund II

Additional Information

December 31, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

First Trust Dow Jones International Internet ETF (FDNI)

Dow Jones International Internet Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)

IPOX® and IPOX® 100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.